As filed with the Securities and Exchange Commission on June 30, 2000
                                               Securities Act File No. 33-68666
                                       Investment Company Act File No. 811-8004

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
                                                                          ------
                  Pre-Effective Amendment No.

                  Post-Effective Amendment No.  22              X
                                                --
                                                              ------

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                  Amendment No.  24                          X
                                 --
                                                           ------


                                 ALLEGHANY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             171 North Clark Street
                             Chicago, Illinois 60601
                    (Address of Principal Executive Offices)

          Registrant's Telephone Number, including Area Code: (312) 223-2139

Name and Address of Agent for Service:         Copies to:
Kenneth C. Anderson, President                 Cathy G. O'Kelly, Esq.
Alleghany Funds                                Vedder, Price, Kaufman & Kammholz
171 North Clark Street                         222 North LaSalle Street
Chicago, Illinois 60601                        Chicago, Illinois 60601




It is proposed that this filing will become effective:
   X        immediately upon filing pursuant to paragraph (b); or
--------
            on ________ pursuant to paragraph (b); or
--------
            60 days after filing pursuant to paragraph (a)(1); or
--------
            on ________ pursuant to paragraph (a)(1); or
--------
            75 days after filing pursuant to paragraph (a)(2); or
--------
            on ________ pursuant to paragraph (a)(2) of Rule 485
--------






[ALLEGHANY FUNDS LOGO]

                                                       CLASS N SHARES
      Prospectus
                                 EQUITY FUND

                                 Sector
                                 Alleghany/Veredus SciTech Fund

                       June 30, 2000

The Securities and Exchange  Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.








[ALLEGHANY FUNDS LOGO]

Thank you for your interest in Alleghany Funds. Alleghany Funds offer investors a variety of investment opportunities. This prospectus pertains only to Class N Shares of Alleghany/Veredus SciTech Fund, a member of the Alleghany Funds family. Please read this prospectus carefully and keep it for future reference. For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.
------------------------------

Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
------------------------------

TABLE OF CONTENTS



                                                      Page


Fund Summary
    Investment Objective, Principal Investment
      Strategies and Risks                              3
    EQUITY FUND
        Sector                                          3
        Alleghany/Veredus SciTech Fund                  4
        FUND EXPENSES                                   5
Investment Terms                                        6
More About the Fund                                     7
OTHER INVESTMENT STRATEGIES                             7

Management of the Fund                                  8
        THE ADVISER                                     8
        Veredus Asset Management LLC                    8

Shareholder Information                                 9
        OPENING AN ACCOUNT: BUYING SHARES               9
        EXCHANGING SHARES                              10
        SELLING/REDEEMING SHARES                       10
        TRANSACTION POLICIES                           13
        ACCOUNT POLICIES AND DIVIDENDS                 13
        ADDITIONAL INVESTOR SERVICES                   15
        DISTRIBUTION PLAN                              15
        PORTFOLIO TRANSACTIONS AND BROKERAGE
          COMMISSIONS                                  15

Dividends, Distributions and Taxes                     16

Financial Highlights                                   17

General Information                               Back Cover









EQUITY FUND: Sector

Alleghany/Veredus SciTech Fund

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
The portfolio manager invests primarily in the stocks of science and technology companies whose earnings are growing, or are expected to grow, at an accelerated rate. The portfolio manager looks for inefficiencies in the market caused by inaccurate expectations (e.g., earnings) focusing on companies that have: - expanding unit volume growth - increasing profit margins - significant new product development efforts - returns in excess of their cost of capital

Representative industries in which the Fund may invest include computers, networking equipment, software, semiconductors, semiconductor capital equipment, communications equipment, communications services, Internet, enhanced media and information services, information technology and services, medical devices, pharmaceutical and biotechnology.

The portfolio manager may invest in all capitalizations, but will primarily invest in small- and mid-cap securities.

To manage risk, the portfolio management team adheres to a strict sell discipline. The Fund will normally sell a stock when it is fully valued based on the managers' earnings projections, there is a shift in the strategic market outlook or a better idea develops. In the course of implementing its primary investment strategies, the Fund will likely experience a high turnover rate (200% or more).

PRINCIPAL RISKS OF INVESTING IN THIS FUND
Market risk: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

Sector Concentration Risk: Investments in sector-specific mutual funds may entail greater risks than investments in funds diversified across sectors. Because a fund may invest in a limited number of industries within a sector, a fund may be subject to a greater level of market risk and may be more volatile.

Science and technology sector risk: Companies which compete on the basis of proprietary science or technology face unique risks. Products or services for given companies may or may not prove to be commercially viable. Additionally, rapid changes in technology may result in a particular company's products or services becoming obsolete.

Manager risk: If a fund manager makes errors in security selection, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.

Small-cap company risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies.

Mid-cap company risk: Investments in mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Growth stock risk: As a group, growth stocks tend to go through periodic performance cycles compared to the general stock market. During periods of growth stock underperformance, a fund's performance may suffer.

                                        3







EQUITY FUND: Sector

Alleghany/Veredus SciTech Fund (continued)

Portfolio turnover risk: Frequent trading of a fund's securities may result in a higher than average level of capital gains and greater transaction costs of the portfolio. A higher level of capital gains can result in more frequent distributions with greater tax consequences. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact a fund's performance.

Liquidity risk: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks: - the value of fund shares will rise and fall - you could lose money - you cannot be certain that a fund will achieve its investment objective

FUND PERFORMANCE
The Fund commenced operations on June 30, 2000 and does not have any performance history. Performance information will be included in the Fund's next annual or semi-annual report.

                                        4








Fund Expenses

As an investor in the Fund you pay certain indirect fees and expenses, which are described in the table.

Shareholder Fees
As a benefit of investing with the Fund, you do not incur any sales loads, or exchange fees, and generally no redemption fees. However, a redemption fee of 2.00% is charged when you redeem shares of Alleghany/Veredus SciTech Fund within 90 days of purchase.

Also, if you redeem shares by wire, $20 will be deducted from the amount redeemed.

Annual Fund Operating Expenses
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.



Fee and Expense Table


Management Fee                                           1.00%

Distribution (12b-1) Fee                                 0.25%

Other Expenses                                           2.05%

Total Annual Fund Operating Expenses                     3.30%

Fee Waiver*                                              (1.80)%

Net Expense Ratio                                        1.50%


* The ratios shown above reflect estimated expenses for Alleghany/ Veredus SciTech Fund for the current fiscal year. The above table reflects the Adviser's contractual undertaking to waive management fees and/or reimburse expenses exceeding the limits shown. The Adviser is contractually obligated to reimburse expenses for one year at the rates shown in the table.

Example

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown, assuming you reinvested all dividends and distributions and that the average annual return was 5%. The example assumes that operating expenses remained the same. The example is for comparison purposes only and does not represent a fund's actual or future expenses and returns.



Fund                                      1 year   3 years   5 years   10 years

Alleghany/Veredus SciTech Fund             $153     $847       N/A       N/A


                                        5








Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

Diversification. The practice of investing in a broad range of securities to reduce risk.

Expense ratio. A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

Growth investing. An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.

Investment objective. The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

Issuer. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

Large-cap stocks. Stocks issued by large companies. Alleghany Funds defines a large-cap company as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multinationals.

Management fee. The amount that a mutual fund pays to the investment adviser for its services.

Mid-cap stocks. Stocks issued by mid-sized companies. Alleghany Funds defines a mid-cap company as one with a market capitalization between $1.5 billion and $5 billion, which is similar to the range of the Standard & Poor's MidCap 400 Index (S&P 400).

Mutual fund. An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

Net asset value (NAV). The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

No-load fund. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

Risk/reward trade-off. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

Russell 2000 Index. An unmanaged index that contains the 2000 smallest common stocks in the Russell 3000 (which contains the 3000 largest stocks in the U.S. based on total market capitalization).

Sector funds. A specialized mutual fund that concentrates its investments in one industry.

Small-cap stocks. Stocks issued by smaller companies. Alleghany Funds defines a small-cap company as one with a market capitalization and/or market float of less than $1.5 billion, which approximates the size of the largest company in the Russell 2000 Index.

S&P 400 MidCap Index. An unmanaged market-value weighted index that consists of 400 domestic stocks chosen for market size, liquidity and industry group representation.

Total return. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

12b-1 fee. A mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus.

                                        6








More About the Fund

OTHER INVESTMENT STRATEGIES
In addition to the primary investment strategies described in the fund summary, there may be times when the Fund uses secondary investment strategies in seeking to achieve investment objectives. These strategies, which may involve additional risks, include ADRs/EDRs, commercial paper, convertible securities, debentures, derivatives, preferred stocks, repurchase agreements, Rule 144A securities and U.S. government securities.

ADRs/EDRs
The Fund may invest in foreign securities in the form of depositary receipts. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, and European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent. The funds have no intention of investing in unsponsored ADRs or EDRs.

Commercial Paper
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers.

Convertible Securities
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Debentures
Debentures are bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer.

Derivatives
The Fund may invest in derivatives to limit risk in the portfolio or enhance investment return. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

Hedging involves using derivatives to hedge against an opposite position that a fund holds. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Using derivatives for purposes other than hedging is speculative.

Preferred Stocks
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets.

Repurchase Agreements
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

Rule 144A Securities
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the 1933 Act. Investing in Rule 144A securities may increase the illiquidity of a fund's investments in the event that an adequate trading market does not exist for these securities.

U.S. Government Securities
These are fixed income obligations of the U.S. Government and its various agencies. U.S. Government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy.

Defensive Strategy Risk
There may be times when the Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although the Fund would do this in seeking to avoid losses, it could reduce the benefit from any market upswings.

More information about the risks associated with investing in Alleghany Funds can also be found in the Statement of Additional Information (SAI).

                                        7








Management of the Fund

THE ADVISER
The Fund has an Adviser that provides management services. The Adviser is paid an annual management fee by the Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights the Fund and its lead portfolio manager and investment experience and the management fee paid by the Fund.

Veredus Asset Management LLC
Veredus Asset Management is the Adviser to Alleghany/ Veredus SciTech Fund. Veredus Asset Management is located at 1 Paragon Center, 6060 Dutchmans Lane, Suite 320, Louisville, Kentucky 40205. Veredus was founded in 1998 and is partially owned by Alleghany Corporation. As of December 31, 1999, Veredus managed approximately $420 million in assets. The Fund pays Veredus an annual management fee of 1.00% of its average daily net assets.



Fund Name                         Portfolio Manager       Investment Experience


Alleghany/Veredus SciTech         B. Anthony Weber        Portfolio Manager since the Fund's inception in June
2000;
  Fund                                                    Portfolio Manager of Alleghany/Veredus Aggressive Growth
                                                          Fund; President and Chief Investment Officer of Veredus
                                                          Asset Management LLC. He leads the team that is responsible for the day-to-day management of the Fund. Mr. Weber was
                                                          President and Senior Portfolio Manager of SMC Capital, Inc.
                                                          from 1993-1998. He has 18 years of investment management
                                                          experience. He received his BA from Centre College of
                                                          Kentucky.

                                  Charles P. McCurdy,     Portfolio Manager since the Fund's inception in June 2000;
                                  Jr.                     Portfolio Manager of Alleghany/Veredus Aggressive Growth
                                                          Fund; Executive Vice President and Director of Research of
                                                          Veredus Asset Management LLC since 1998. Mr. McCurdy was
                                                          employed by SMC Capital, Inc. from 1994-1998. Other previous experience includes Stock Yards Bank and Trust and Citizens
                                                          Fidelity Capital Management. He received his BS from the
                                                          University of Louisville in 1984. He is a Chartered
                                                          Financial Analyst.


                                        8








Shareholder Information

OPENING AN ACCOUNT

- Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investments for the Fund are as follows:
  -- Regular accounts: $2,500
  -- Individual Retirement Accounts (IRAs): $500
  -- Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts
     (UGMA/UTMA) (custodial accounts for minors): $500
  -- Automatic Investment Plan (any type of account): We waive the initial investment minimum to open an account and the monthly investment minimum is $50.
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
- Make your initial investment using the following table as a guideline.



       Buying Shares                    To open an account                         To add to an account ($50 minimum)


By Mail                         - Complete and sign your              - Return the investment slip from a statement with your
                                  application.                          check in the envelope provided and mail to us at the
Alleghany Funds                 - Make your check payable to            address at the left.
P.O. Box 5164                     Alleghany Funds and mail to us      - We accept checks, bank drafts, money orders and wires and
Westborough, MA 01581             at the address at the left.           ACH for purchases (see "Other Features" on p. 12). Checks
                                - We accept checks, bank drafts         must be drawn on U.S. banks. There is a $20 charge for
                                  and money orders for purchases.       returned checks.
                                  Checks must be drawn on U.S.        - Give the following wire/ACH information to your bank:
                                  banks to avoid any fees or            Boston Safe Deposit & Trust
                                  delays in processing your check.      ABA #01-10-01234
                                - We do not accept third party          For: Alleghany Funds
                                  checks, which are checks made         A/C 140414
                                  payable to someone other than         FBO "Alleghany Fund Number"
                                  the Fund.                             "Your Account Number"
                                                                      - We do not accept third party checks, which are checks made payable to someone other than the Fund.
By Phone                        - Obtain a fund number and account    - Verify that your bank or credit union is a member of the
                                  by calling Alleghany Funds at         ACH system.
800 992-8151                      the number at the left.             - You should complete the "Bank Account Information" section
                                - Instruct your bank (who may           on your account application.
                                  charge a fee) to wire or ACH the    - When you are ready to add to your account, call Alleghany
                                  amount of your investment.            Funds and tell the representative the fund name, account
                                - Give the following wire/ACH           number, the name(s) in which the account is registered and
                                  information to your bank:             the amount of your investment.
                                  Boston Safe Deposit & Trust         - Instruct your bank (who may charge a fee) to wire or ACH
                                  ABA #01-10-01234                      the amount of your investment.
                                  For: Alleghany Funds                - Give the following wire/ACH information to your bank:
                                  A/C 140414                            Boston Safe Deposit & Trust
                                  FBO "Alleghany Fund Number"           ABA #01-10-01234
                                  "Your Account Number"                 For: Alleghany Funds
                                - Return your completed and signed      A/C 140414
                                  application to:                       FBO "Alleghany Fund Number"
                                  Alleghany Funds                       "Your Account Number"
                                  P.O. Box 5164
                                  Westborough, MA 01581


                                        9







Shareholder Information (continued)



       Buying Shares                    To open an account                  To add to an account ($50 minimum)


By Internet                     - Download the appropriate account    - Verify that your bank or credit union is a member of the
                                  application(s) from our Web           ACH system.
www.AlleghanyFunds.com            site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Obtain a Personal Identification Number (PIN) from
                                  payable to Alleghany Funds and        Alleghany Funds for use on Alleghany Funds' Web site if
                                  mail it to the address under "By      you have not already done so. To obtain a PIN, please call
                                  Mail" above.                          800 992-8151.
                                                                      - When you are ready to add to your account, access your
                                                                        account through Alleghany Funds' Web site and enter your
                                                                        purchase instructions in the highly secure area for
                                                                        shareholders only called "Shareholder Account Access".


EXCHANGING SHARES
After you have opened an account with us, you can exchange your shares within Alleghany Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.

You can exchange shares from one Alleghany Fund to another within the same class of shares. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail or by phone at 800 992-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.

Alleghany Funds reserves the right to limit,  impose charges upon,  terminate or
otherwise   modify  the  exchange   privilege  by  sending   written  notice  to
shareholders.

SELLING/REDEEMING SHARES
Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. The following table shows guidelines for selling shares.



Selling Shares                  Designed for...                        To sell some or all of your shares...


By Mail                         - Accounts of any type                 - Write and sign a letter of instruction indicating the fund
                                - Sales or redemptions of any size       name, fund number, your account number, the name(s) in
Alleghany Funds                                                          which the account is registered and the dollar value or
P.O. Box 5164                                                            number of shares you wish to sell.
Westborough, MA 01581                                                  - Include all signatures and any additional documents that may be required. (See "Selling Shares in Writing.")
                                                                       - Mail to us at the address at the left.
                                                                       - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                         mailed to a different address, you must write a letter of
                                                                         instruction and have it signature guaranteed.
                                                                       - Proceeds may also be sent by wire or ACH (see "Other
                                                                         Features" on p. 12).


                                       10







Shareholder Information (continued)



Selling Shares                  Designed for...                        To sell some or all of your shares...


By Phone                        - Non-retirement accounts              - For automated service 24 hours a day using your touch-tone
                                - Sales of up to $50,000 (for            phone, call 800 992-8151.
800 992-8151                      accounts with telephone account      - To place your request with a Shareholder Service
                                  privileges)                            Representative, call between 9 am and 7 pm ET,
                                                                         Monday - Friday.
                                                                       - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                         mailed to a different address, you must write a letter of
                                                                         instruction and have it signature guaranteed.
                                                                       - Proceeds may also be sent by wire or ACH (see "Other
                                                                         Features" on p. 12).
                                                                       - Alleghany Funds reserves the right to refuse any telephone sales request and may modify the procedures at any time.
                                                                         Alleghany Funds makes reasonable attempts to verify that
                                                                         telephone instructions are genuine, but you are
                                                                         responsible for any loss that you may bear from telephone
                                                                         requests.
By Internet                     - Non-retirement accounts              - Complete the "Purchase, Exchange and Redemption
                                                                         Authorization" section of your account application.
www.AlleghanyFunds.com                                                 - Obtain a Personal Identification Number (PIN) from
                                                                         Alleghany Funds (800 992-8151) for use on Alleghany Funds'
                                                                         Web site if you have not already done so.
                                                                       - When you are ready to redeem a portion of your account,
                                                                         access your account through Alleghany Funds' Web site and
                                                                         enter your redemption instructions in the highly secure
                                                                         area for shareholders only called "Shareholder Account
                                                                         Access". A check for the proceeds will be mailed to you at the address of record.
                                                                       - Proceeds may also be sent by wire or ACH. (see "Other
                                                                         Features" on p. 12)


Selling Shares in Writing
In certain circumstances, you must make your request to sell shares in writing. You may need to include a signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. We require signature guarantees if:
- your address of record has changed within the past 30 days
- you are selling  more than  $50,000  worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner

Signature guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a signature guarantee on written redemption requests for more than $50,000. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. A notary public stamp or seal cannot be substituted for a signature guarantee.

                                       11







Shareholder Information (continued)



Seller                                   Requirements for Written Requests


Owners of individual, joint, sole        - Letter of instruction
proprietorship, UGMA/UTMA, or general    - On the letter, the signatures and titles of all persons
partner accounts                           authorized to sign for the account, exactly as the account is registered
                                         - Signature guarantee, if applicable (see above)

Owners of corporate or association       - Letter of instruction
accounts                                 - Corporate resolution certified within the past 12 months
                                         - On the letter, the signatures and titles of all persons
                                           authorized to sign for the account, exactly as the account is registered
                                         - Signature guarantee, if applicable (see above)

Owners or trustees of trust accounts     - Letter of instruction
                                         - On the letter, the signature of the trustee(s)
                                         - If the names of all trustees are not registered on the
                                           account, a copy of the trust document certified within the past 12 months
                                         - Signature guarantee, if applicable (see above)

Joint tenancy shareholders whose co-     - Letter of instruction signed by the surviving tenant
tenants are deceased                     - Copy of death certificate
                                         - Signature guarantee, if applicable (see above)

Executors of  shareholder  estates       - Letter  of instruction  signed by  executor
                                         - Copy   of   order   appointing    executor
                                         - Signature guarantee, if applicable (see above)

Administrators, conservators,            - Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above

IRA accounts                             - IRA distribution request form completed and signed. Call
                                           800 992-8151 for a form.


Other Features
The following other features are also available to buy and sell shares of Alleghany Funds.

Wire. To purchase and sell shares via the Federal Reserve Wire System.
- You must authorize Alleghany Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.

Automated Clearing House (ACH). To transfer money between your bank account and your Alleghany Funds account(s).
- You must authorize Alleghany Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- Most transfers are complete within three business days of your call.
- There is no fee to your account for this transaction and generally, no fee from your bank.

Redemptions in Kind
The Fund has elected, under Rule 18f-1 of the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of the Fund's total value during any 90-day period for any one shareholder, whichever is less. Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a

                                       12







Shareholder Information (continued)

redemption in kind, such as brokerage commissions, when you sell the securities.

Involuntary Redemptions
To reduce expenses, we may sell your shares and close your account if the value of your account falls below $50. We will give you 30 days' notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise your account value to the appropriate minimum to avoid closing the account.

TRANSACTION POLICIES
Calculating Share Price
When you buy, exchange or sell shares, the net asset value (NAV) is used to price your purchase or sale. The NAV for the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Generally, market quotes are used to price securities. If accurate market quotations are not available, securities are valued at fair value in accordance with guidelines adopted by the Board of Trustees.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser and in accordance with guidelines adopted by the Board of Trustees.

Execution of Requests
The Fund is open on each  business  day that the NYSE is open for  trading.  The
NYSE is not open on weekends or national holidays. Buy and sell requests are executed at the NAV next calculated after Alleghany Funds or an authorized broker or designee receives your mail or telephone request in proper form. Sales proceeds are normally sent on the next business day, but are always sent within seven days of receipt of a request in proper form. Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to Alleghany Funds.

Shares of Alleghany Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from Alleghany Funds.

Alleghany Funds reserves the right to:
- reject any purchase order
- suspend the offering of fund shares
- change the initial and additional investment minimums or waive these minimums for any investor
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

Short-Term Trading
The Fund is not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. Alleghany Funds reserves the right to refuse any purchase or exchange order that could adversely affect the Fund or its operation. Alleghany Funds also reserves to right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

Redemption Fees
The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create significant additional transaction costs that are borne by all shareholders. For these reasons, the Fund will assess a 2% fee on redemptions (including exchanges) of Fund shares held for less than 90 days.

Redemption fees are paid to the Fund to help offset transaction costs and to protect the Fund's long-term shareholders. The Fund will use the "first-in, first-out" (FIFO) method to determine the 90-day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 90 days, the fee will be charged. The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains).

Omnibus or similar accounts of certain pre-approved broker-dealers, banks and other institutions will not incur redemption fees at the account level. These accounts have multiple underlying shareholders who may be charged the redemption fee by the broker-dealer, bank or other institution. Certain pre-approved profit-sharing, pension and 401k plans are exempt from the redemption fee.

                                       13







Shareholder Information (continued)

ACCOUNT POLICIES AND DIVIDENDS
Account Statements
In general, you will receive quarterly account statements. In addition, you will also receive account statements: - after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans) - after any change of name or address of the registered owner(s)

Mailings to Shareholders
To help reduce fund expenses and environmental waste, Alleghany Funds combines mailings for multiple accounts going to a single household by delivering fund financial reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your fund mailings and would prefer to receive separate mailings with multiple copies of fund reports, please call one of our Shareholder Service Representatives at 800 992-9151. If you request, we will continue to distribute reports to you in separate mailings.

Dividends and Distributions
The Fund will declare and pay dividends quarterly. Capital gain distributions will be distributed at least once a year, usually in December.

Dividend and Distribution Reinvestments
Many investors have their dividends and capital gains reinvested in additional shares of the Fund. If you choose this option, or if you do not indicate a choice, your dividends and capital gain distributions will be automatically reinvested on the dividend and capital gain payable date. You can also choose to have a check for your dividends and capital gains mailed to you by choosing this option on your account application.

                                       14







Shareholder Information (continued)

ADDITIONAL INVESTOR SERVICES
Automatic Investment Plan
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the Fund. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature: - complete the appropriate sections of the account application - if you are using the Automatic Investment Plan to open an account, make a check ($50 minimum) payable to "Alleghany Funds." Mail your check and application to Alleghany Funds, P.O. Box 5164, Westborough, MA 01581.

Alleghany Funds Web Site
Alleghany Funds maintains a Web site located at http://www.AlleghanyFunds.com. You can purchase, exchange and redeem shares, and access information such as your account balance and the Fund's NAV through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Shareholder Service Representatives will ask a series of questions to verify your identify and assign a temporary PIN that will allow you to log onto Shareholder Account Access on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, Automated Clearing House (ACH) instructions or other options established on your account.

Our Web site is highly secure to prevent unauthorized access to your account information. Alleghany Funds and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are followed.

Systematic Withdrawal Plan
This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:
- you must have at least $50,000 in your account
- determine the schedule: monthly, quarterly, semi-annually or annually
- call 800 992-8151 to add a systematic withdrawal plan to your account

Retirement Plans
Alleghany Funds offers a range of retirement plans, including Traditional, Roth and Education IRAs, SIMPLE IRAs, SEP IRAs, 401(k) plans, money purchase pension and profit-sharing plans. Using these plans, you can invest in any Alleghany Fund with a low minimum investment of $500. There is no annual maintenance fee for IRAs. To find out more, call Alleghany Funds at 800 992-8151.

DISTRIBUTION PLAN 12b-1 FEES
To pay for the cost of promoting the Fund and servicing your shareholder account, the Fund has adopted a Rule 12b-1 distribution plan. Under this plan, an annual fee of not more than 0.25% is paid out of the Fund's average daily net assets to reimburse the distributor for certain expenses associated with the distribution of fund shares. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
Alleghany Funds attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. Under policies established by the Board of Trustees, there may be times when Alleghany Funds may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Adviser generally determines in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, Alleghany Funds considers a broker-dealer's reliability, the quality of its execution services and its financial condition. In executing portfolio transactions, preference may be given to brokers who have sold shares of the Fund.

                                       15








Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in Alleghany Funds. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequence of investing in the Fund is included in the Statement of Additional Information.

- The Fund pays dividends quarterly and distributes capital gains at least once a year, usually in December. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.

- Distributions of any net investment income are taxable to you as ordinary income.

- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of the Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of the Fund.

- When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

- The Fund is obligated by law to withhold 31% of Fund distributions if you do not provide complete and correct taxpayer identification information.

                                       16








Financial Highlights

The Fund commenced operations on June 30, 2000 and does not have any operating history. Information will be included in the Fund's next annual or semi-annual report.

                                       17








General Information

If you wish to know more about Alleghany Funds, you will find additional information in the following documents.

SHAREHOLDER REPORTS
You will receive semi-annual reports dated April 30 and annual reports, audited by independent accountants, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI, which is incorporated into this prospectus by reference and dated February 15, 2000, as amended June 30, 2000, is available to you without charge. It contains more detailed information about Alleghany Funds.

HOW TO OBTAIN REPORTS

Contacting Alleghany Funds
You can get free copies of the reports and SAI, request other information and discuss your questions about Alleghany Funds by contacting:



Address:   Alleghany Funds
           P.O. Box 5164
           Westborough, MA 01581

Phone:     Shareholder Services            800 992-8151
           Fund Literature                 800 391-2473
           Investment Advisor Services     800 597-9704

Web site:  www.AlleghanyFunds.com


Obtaining Information from the SEC
You can visit the EDGAR Database on the SEC's web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about Alleghany Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.

Investment Company Act File Number: 811-8004

                                                                          AG VST






                                 ALLEGHANY FUNDS

                                 Class N Shares
                                 Class I Shares

                     Alleghany/Montag & Caldwell Growth Fund
                  Alleghany/Chicago Trust Growth & Income Fund
                       Alleghany/Chicago Trust Talon Fund
                  Alleghany/Chicago Trust Small Cap Value Fund
                    Alleghany/Veredus Aggressive Growth Fund
                         Alleghany/Veredus SciTech Fund
                Alleghany/Blairlogie International Developed Fund
                   Alleghany/Blairlogie Emerging Markets Fund
                    Alleghany/Montag & Caldwell Balanced Fund
                      Alleghany/Chicago Trust Balanced Fund
                        Alleghany/Chicago Trust Bond Fund
                   Alleghany/Chicago Trust Municipal Bond Fund
                    Alleghany/Chicago Trust Money Market Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                                February 15, 2000

                            As Amended June 30, 2000

         This Statement of Additional Information provides supplementary information pertaining to shares representing interests in thirteen investment portfolios of Alleghany Funds (the "Company"): Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/Veredus Aggressive Growth Fund, Alleghany/Veredus SciTech Fund, Alleghany/Blairlogie International Developed Fund, Alleghany/Blairlogie Emerging Markets Fund, Alleghany/Montag & Caldwell Balanced Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund, Alleghany/Chicago Trust Municipal Bond Fund and Alleghany/Chicago Trust Money Market Fund (each a "Fund" and collectively, the "Funds"). Each Fund offers Class N shares for retail investors. Montag & Caldwell Growth Fund, Alleghany/Blairlogie International Developed Fund, Alleghany/Blairlogie Emerging Markets Fund, Montag & Caldwell Balanced Fund and Alleghany/Chicago Trust Bond Fund also offer Class I shares for institutional investors.

         This Statement of Additional Information is not a Prospectus and should be read only in conjunction with the Prospectus for the Funds dated February 15, 2000, the Prospectus for Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Blairlogie International Developed Fund, Alleghany/Blairlogie Emerging Markets Fund, Montag & Caldwell Balanced Fund and Alleghany/Chicago Trust Bond Fund - Class I Shares, dated February 15, 2000 and the Prospectus for Alleghany/Veredus SciTech Fund dated June 30, 2000 (each a "Prospectus"). No investment in any of the Funds should be made without first reading the appropriate Prospectus. You may obtain a Prospectus without charge from the Company at the address and telephone number below.

                                 Alleghany Funds
                                  P.O. Box 5164
                              Westborough, MA 01581
                                  800 992-8151

                               Investment Advisers
THE CHICAGO TRUST COMPANY                  VEREDUS ASSET MANAGEMENT LLC
171 North Clark Street                     1 Paragon Center
Chicago, IL 60601-3294                     6060 Dutchmans Lane,  Suite 320
                                           Louisville, KY 40205

MONTAG & CALDWELL, INC.                    BLAIRLOGIE CAPITAL MANAGEMENT
3343 Peachtree Road, NE, Suite 1100        4th Floor,  125 Princes Street
Atlanta,  GA 30326-1450                    Edinburgh EH2 4AD, Scotland





                                TABLE OF CONTENTS
                                                                          Page

THE FUNDS                                                                    3
INVESTMENT POLICIES AND RISK CONSIDERATIONS                                  3
INVESTMENT RESTRICTIONS                                                     24
TRUSTEES AND OFFICERS                                                       26
PRINCIPAL HOLDERS OF SECURITIES                                             27
INVESTMENT ADVISORY AND OTHER SERVICES                                      31
     Investment Advisory Agreements                                         31
     The Administrator and Sub-Administrator                                34
     Distribution Plan                                                      35
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS                            36
NET ASSET VALUE                                                             38
DIVIDENDS                                                                   38
TAXES                                                                       39
PERFORMANCE INFORMATION                                                     41
OTHER INFORMATION                                                           45
FINANCIAL STATEMENTS                                                        47
APPENDIX A                                                                 A-1




         No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Company or its distributor. The Prospectus does not constitute an offering by the Company or the distributor in any jurisdiction in which such offering may not lawfully be made.





71

                                    THE FUNDS

         Alleghany Funds, 171 North Clark Street, Chicago, Illinois 60601-3294, is a no-load, diversified, open-end management investment company which currently offers thirteen series of shares of beneficial interest representing separate portfolios of investments: Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/Veredus Aggressive Growth Fund, Alleghany/Veredus SciTech Fund, Alleghany/Blairlogie International Developed Fund, Alleghany/Blairlogie Emerging Markets Fund, Alleghany/Montag & Caldwell Balanced Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund, Alleghany/Chicago Trust Municipal Bond Fund and Alleghany/Chicago Trust Money Market Fund. The Company was established as a Delaware business trust on September 10, 1993.

                   INVESTMENT POLICIES AND RISK CONSIDERATIONS

         The following supplements the information contained in the Prospectus concerning the investment policies of the Funds. Except as otherwise stated below or in the Prospectus, all Funds may invest in the portfolio investments included in this section.

         The investment practices described below, except for the discussion of portfolio loan transactions, are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders.

         Certain of the following investment instruments are generally considered "derivative" in nature and are so noted. While not a fundamental policy, each Fund that is permitted the use of such instruments will generally limit its aggregate holdings of such instruments to 20% or less of its total assets.

RESTRICTED SECURITIES

         Each Fund will limit investments in securities of issuers which the Fund is restricted from selling to the public without registration under the Securities Act of 1933, as amended (the "1933 Act") to no more than 5% of the Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by a Fund's Investment Adviser, pursuant to guidelines adopted by the Company's Board of Trustees.

CONVERTIBLE SECURITIES

         Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

MONEY MARKET INSTRUMENTS AND RELATED RISKS

         All Funds may invest in money market instruments, including bank obligations and commercial paper. Money market instruments in which the Funds may invest include, but are not limited to the following: short-term corporate obligations, Certificates of Deposit ("CDs"), Eurodollar Certificates of Deposit ("Euro CDs"), Yankee Certificates of Deposit ("Yankee CDs"), foreign bankers' acceptances, foreign commercial paper, letter of credit-backed commercial paper, time deposits, loan participations ("LPs"), variable- and floating-rate instruments, and master demand notes. Bank obligations may include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank that is insured by the Federal Deposit Insurance Corporation. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments by Alleghany/Chicago Trust Money Market Fund in non-negotiable time deposits are limited to no more than 5% of its total assets at the time of purchase.

              Domestic and foreign banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

              Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the Investment Adviser believes that the credit risk with respect to the investment is minimal.

         Euro CDs, Yankee CDs and foreign bankers' acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as "sovereign risk," pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the United States. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

         Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not; also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.

              Commercial paper may include variable and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating-rate obligations with the demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating-rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable and floating-rate instruments could reduce portfolio liquidity.

Variable- and Floating-Rate Instruments and Related Risks

         With respect to the variable- and floating-rate instruments that may be acquired by Alleghany/Montag & Caldwell Balanced Fund, Alleghany/Chicago Trust
Balanced Fund, Alleghany/Chicago Trust Bond Fund or Alleghany/Chicago Trust Municipal Bond Fund, the Investment Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status with respect to the ability of the issuer to meet its obligation to make payment on demand. Where necessary to ensure that a variable- or floating-rate instrument meets a Fund's quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

         Because variable and floating-rate instruments are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments will generally be traded, and there is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

         The same credit research must be done for master demand notes as in accepted names for potential commercial paper issuers to reduce the chances of a borrower getting into serious financial difficulties.

Loan Participations

         All Funds may engage in loan participations ("LPs"). LPs are loans sold by the lending bank to an investor. The loan participant borrower may be a company with highly-rated commercial paper that finds it can obtain cheaper funding through an LP than with commercial paper and can also increase the company's name recognition in the capital markets. LPs often generate greater yield than commercial paper.

         The borrower of the underlying loan will be deemed to be the issuer except to the extent the Fund derives its rights from the intermediary bank which sold the LPs. Because LPs are undivided interests in a loan made by the issuing bank, the Fund may not have the right to proceed against the LP borrower without the consent of other holders of the LPs. In addition, LPs will be treated as illiquid if, in the judgment of the Investment Adviser, they cannot be sold within seven days.

Foreign Bankers' Acceptances

         All Funds may purchase foreign bankers' acceptances, although Alleghany/Chicago Trust Money Market Fund's purchases are limited by the quality standards of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). Foreign bankers' acceptances are short-term (270 days or less), non-interest-bearing notes sold at a discount and redeemed by the accepting foreign bank at maturity for full face value and denominated in U.S. dollars. Foreign bankers' acceptances are the obligations of the foreign bank involved, to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity.

Foreign Commercial Paper

         All Funds may purchase foreign commercial paper, although Alleghany/Chicago Trust Money Market Fund's purchases are limited by the quality standards of Rule 2a-7 under the 1940 Act. Foreign commercial paper consists of short-term unsecured promissory notes denominated in U.S. dollars, either issued directly by a foreign firm in the U.S., or issued by a "domestic shell" subsidiary of a foreign firm established to raise dollars for the firm's operations abroad or for its U.S. subsidiary. Like commercial paper issued by U.S. companies, foreign commercial paper is rated by the rating agencies (Moody's, S&P) as to the issuer's creditworthiness. Foreign commercial paper can potentially provide the investor with a greater yield than domestic commercial paper.

Eurodollar Certificates of Deposit

         A Euro CD is a receipt from a bank for funds deposited at that bank for a specific period of time at some specific rate of return and denominated in U.S. dollars. It is the liability of a U.S. bank branch or foreign bank located outside the U.S. Almost all Euro CDs are issued in London.

Yankee Certificates of Deposit

         Yankee CDs are certificates of deposit that are issued domestically by foreign banks. It is a means by which foreign banks may gain access to U.S. markets through their branches which are located in the United States, typically in New York. These CDs are treated as domestic securities.






REPURCHASE AGREEMENTS

         All Funds may enter into repurchase agreements pursuant to which a Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from the Fund at a later date at a fixed price. Repurchase agreements are considered, under the 1940 Act, to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. A Fund must treat each repurchase agreement as a security for tax diversification purposes and not as cash, a cash equivalent or receivable.

         The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements may be considered loans by a Fund under the 1940 Act.

         The financial institutions with which a Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Investment Adviser or Sub-Investment Adviser. The Investment Adviser or Sub-Investment Adviser will continue to monitor the creditworthiness of the seller under a repurchase agreement and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

         Each Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement. The securities held subject to a repurchase agreement by Alleghany/Chicago Trust Money Market Fund may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months.

REVERSE REPURCHASE AGREEMENTS

         All Funds may enter into reverse repurchase agreements with banks and broker dealers. Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to a Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities. Such agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will maintain in a segregated account cash, or liquid, securities in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. (Liquid securities as used in the prospectus and this Statement of Additional Information include equity securities and debt securities that are unencumbered and marked-to-market daily.) Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities.

                                    BORROWING

         The Funds may not borrow money or issue senior securities, except as described in this paragraph. Each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets. The Funds may not mortgage, pledge, or hypothecate any assets, except that each Fund may do so in connection with borrowings for temporary purposes in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund. The Funds may also borrow money for extraordinary purposes or to facilitate redemptions in amounts up to 25% of the value of total assets. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets. The Funds have no intention of increasing their net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

ILLIQUID SECURITIES

         All Funds may invest up to 15% (10% in the case of Alleghany/Chicago Trust Money Market Fund) of their respective net assets in securities which are illiquid. Illiquid securities will generally include, but are not limited to: repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options; interest rate, currency and mortgage swap agreements; interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the 1933 Act.

RULE 144A SECURITIES

         All Funds may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser or Sub-Investment Adviser, under guidelines approved by the Company's Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

SECURITIES LENDING

         All Funds may seek additional income at times by lending their respective portfolio securities to broker-dealers and financial institutions provided that: (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) a Fund may call the loan at any time with proper notice and receive the securities loaned, (3) a Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral, and (4) the aggregate market value of all securities loaned by a Fund will not at any time exceed 25% of the total assets of such Fund.

         Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by a Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore, a Fund will only enter into such lending after a review by the Investment Adviser of the borrower's financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding.

SECURITIES OF OTHER INVESTMENT COMPANIES

         All Funds may invest in securities issued by other investment companies which invest in securities in which the particular Fund is permitted to invest and which determine their net asset value per share based on the amortized cost or penny-rounding method. As a shareholder of another investment company, each Fund would bear, along with other shareholders, its pro rata portion of the such investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

         Each Fund intends to limit its investments in securities issued by other investment companies prescribed by the 1940 Act so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund as a whole.

SHORT-TERM TRADING

         All Funds may engage in short-term trading. Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Such trading may be expected to increase a Fund's portfolio turnover rate and the expenses incurred in connection with such trading.







ZERO COUPON BONDS

         All Funds except Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Talon Fund and Alleghany/Chicago Trust Money Market Fund may invest in zero coupon securities, which are debt securities issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity, a specified redemption date or a cash payment date. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer.

          Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities are generally more volatile than the market prices of interest-bearing securities and respond more to changes in interest rates than interest-bearing securities with similar maturities and credit qualities. The original issue discount on the zero coupon bonds must be included ratably in the income of the Funds as the income accrues even though payment has not been received. These Funds nevertheless intend to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital loss.

LOWER-GRADE DEBT SECURITIES AND RELATED RISKS

              Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund and Alleghany/Chicago Trust Municipal Bond Fund may invest in securities with high yields and high risks. Alleghany/Chicago Trust Growth & Income Fund may invest up to 10% of its assets in such securities. Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund and
Alleghany/Chicago Trust Municipal Bond Fund may each invest up to 20% of their respective assets in such securities.

         Fixed income securities rated lower than "Baa3" by Moody's or "BBB-" by S&P, frequently referred to as "junk bonds," are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk. Such medium- and low-grade bonds held by a Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations; or similar events. Also, high-yield bonds are often issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

         Medium- and low-grade bonds may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also, these bonds are often issued by smaller, less creditworthy companies or by highly leveraged firms which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect a Fund's net asset value per share. There can be no assurance that diversification will protect a Fund from widespread bond defaults brought about by a sustained economic downturn.

         In the past, the high yields from low-grade bonds have more than compensated for the higher default rates on such securities. However, there can be no assurance that diversification will protect a Fund from widespread bond defaults brought about by a sustained economic downturn, or that yields will continue to offset default rates on high-yield bonds in the future. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. Further, the recent economic recession has resulted in default levels with respect to such securities in excess of historic averages.

         The value of lower-rated debt securities will be influenced not only by changing interest rates, but also by the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, low- and medium-rated bonds may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated securities held by a Fund, especially in a thinly traded market. Illiquid or restricted securities held by a Fund may involve valuation difficulties.

         Especially at such times, trading in the secondary market for high-yield bonds may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for high-yield bonds may be less liquid than the market for investment-grade corporate bonds. There are fewer securities dealers in the high-yield market, and purchasers of high-yield bonds are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, high-yield bond prices may become more volatile.

         Youth and Growth of Lower-Rated Securities Market - The recent growth of the lower-rated securities market has paralleled a long economic expansion, and it has not weathered a recession in the market's present size and form. An economic downturn or increase in interest rates is likely to have an adverse effect on the lower-rated securities market generally (resulting in more defaults) and on the value of lower-rated securities contained in the portfolios of the Funds which hold these securities.

         Sensitivity to Interest Rate and Economic Changes - The economy and interest rates can affect lower-rated securities differently from other securities. For example, the prices of lower-rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher-rated investments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a lower-rated security defaulted, a Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated securities and a Fund's net asset values.

         Liquidity and Valuation - To the extent that an established secondary market does not exist and a particular obligation is thinly traded, the obligation's fair value may be difficult to determine because of the absence of reliable, objective data. As a result, a Fund's valuation of the obligation and the price it could obtain upon its disposition could differ.

         Credit Ratings - The credit ratings of Moody's and S&P are evaluations of the safety of principal and interest payments, not market value risk, of lower-rated securities. Also, credit rating agencies may fail to timely change the credit ratings to reflect subsequent events. Therefore, in addition to using recognized rating agencies and other sources, the Investment Adviser or Sub-Investment Adviser also performs its own analysis of issuers in selecting investments for the Funds. The Investment Adviser's or Sub-Investment Adviser's analysis of issuers may include, among other things, historic and current financial condition, current and anticipated cash flow and borrowing strength of management, responsiveness to business conditions, credit standing and current and anticipated results of operations.

         Yields and Ratings - The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         While any investment carries some risk, certain risks associated with lower-rated securities are different from those for investment-grade securities. The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Fund's net asset value per share.






DERIVATIVE INVESTMENTS

         The term "derivatives" has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, or a specific security, or an index of securities. As is the case with other types of investments, a Fund's derivative instruments may entail various types and degrees of risk, depending upon the characteristics of a derivative instrument and the Fund's overall portfolio.

         Each Fund permitted the use of derivatives may engage in such practices for hedging purposes, to maintain liquidity, or in anticipation of changes in the composition of its portfolio holdings. No Fund will engage in derivative investments purely for speculative purposes. A Fund will invest in one or more derivatives only to the extent that the instrument under consideration is judged by the Investment Adviser to be consistent with the Fund's overall investment objective and policies. In making such judgment, the potential benefits and risks will be considered in relation to the Fund's other portfolio investments.

         Where not specified, investment limitations with respect to a Fund's derivative instruments will be consistent with such Fund's existing percentage limitations with respect to its overall investment policies and restrictions. While not a fundamental policy, the total of all instruments deemed derivative in nature by the Investment Adviser will generally not exceed 20% of total assets for any Fund; however, as this policy is not fundamental, it may be changed from time to time when deemed appropriate by the Board of Trustees. Listed below, including risks and policies with respect thereto, are the types of securities in which certain Funds are permitted to invest which are considered by the Investment Adviser to be derivative in nature.

Options and Related Risks

         All Funds except Alleghany/Chicago Trust Small Cap Value Fund and Alleghany/Chicago Trust Money Market Fund may buy put and call options and write covered call and secured put options.

         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. A Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed 20% of such Fund's total assets. A Fund will only sell or write call options on a covered basis (e.g. on securities it holds in its portfolio).

         A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period. The writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. A Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of a Fund's total assets. A Fund will only purchase put options on a covered basis and write put options on a secured basis. Cash or other collateral will be held in a segregated account for such options. A Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. At the time of purchase, a Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to a Fund's total return. A Fund may lose potential market appreciation if the judgment of its Investment Adviser or Sub-Investment Adviser is incorrect with respect to interest rates, security prices or the movement of indices.

         An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

         Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         A Fund may use options traded on U.S. exchanges, and to the extent permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, a Fund will invest in such options only to the extent consistent with its 15% limit on investments in illiquid securities.

         These options are generally considered to be derivative securities. Such options may relate to particular securities, stock indices, or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

         These Funds will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities, in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio, or liquid assets equal to the contract value.

         A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid securities in a segregated account with its custodian. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' Custodian in an amount not less than the exercise price of the option at all times during the option period.

         A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction.

         There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

         Purchasing Call Options - Each of these Funds may purchase call options to the extent that premiums paid by such Fund do not aggregate more than 20% of that Fund's total assets. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.

         A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

         Covered Call Writing - Each of these Funds may write covered call options from time to time on such portions of their portfolios, without limit, as the Investment Adviser or Sub-Investment Adviser determines is appropriate in pursuing a Fund's investment objective. The advantage to a Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

         A Fund will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

         Purchasing Put Options - Each of these Funds may invest up to 20% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option. With regard to the writing of put options, each Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets. The purchase of the put on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if at the time the put was acquired, the security had not been held for more than one year.

         A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund would purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options allows a Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         Each of these Funds may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

         Writing Put Options - Each of these Funds may also write put options on a secured basis which means that a Fund will maintain in a segregated account with its Custodian, cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. Government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Investment Adviser or Sub-Investment Adviser wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, that Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

         Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

         Foreign Currency Options - Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options.

Futures Contracts and Related Risks

         All Funds except Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/Veredus Aggressive Growth Fund, Alleghany/Veredus SciTech Fund and Alleghany/Chicago Trust Money Market Fund may engage in futures contracts and options on futures contracts for hedging purposes or to maintain liquidity. However, a Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets, after taking into account unrealized profits and unrealized losses on any such contracts. At maturity, a futures contract obligates a Fund to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

         Any gain derived by a Fund from the use of such instruments will be treated as a combination of short-term and long-term capital gain and, if not offset by realized capital losses incurred by the Fund, will be distributed to shareholders and will be taxable to shareholders as a combination of ordinary income and long-term capital gain.

         A Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which a Fund intends to purchase. Similarly, if the market is expected to decline, a Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund's position in a futures contract or option thereon, a Fund will create a segregated account of cash or liquid securities, or will otherwise cover its position in accordance with applicable requirements of the SEC.

         The Funds may enter into contracts for the purchase or sale for future delivery of securities, including index contracts. Futures contracts are generally considered to be derivative securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

         The Funds may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices, or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

         A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

         With respect to options on futures contracts, when a Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

         Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

         If a put or call option which a Fund has written is exercised, the Fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, the Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities and for Federal tax purposes, will be considered a "short sale." For example, a Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

         To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value which it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decision, (iii) delays in the Company's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

         Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS AND RELATED RISKS

         All Funds except Alleghany/Chicago Trust Small Cap Value Fund and Alleghany/Chicago Trust Money Market Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery, or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued, delayed-delivery, or forward commitment basis with the intention of acquiring the securities, a Fund may dispose of such securities prior to settlement if its Investment Adviser or Sub-Investment Adviser deems it appropriate to do so.

         The Funds may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Funds will normally realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

         When a Fund purchases securities on a when-issued, delayed delivery or forward commitment basis, the Fund's Custodian will maintain in a segregated account: cash, or liquid securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the Custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.





         Swap Agreements. Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

              Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter party will be covered by the maintenance of a segregated account consisting of assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

         Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Investment Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The Swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

INTEREST RATE SWAPS AND RELATED RISKS

         Only  Alleghany/Chicago  Trust Balanced Fund,  Alleghany/Chicago  Trust
Bond Fund and Alleghany/Chicago Trust Municipal Bond Fund, in order to help enhance the value of their respective portfolios or manage exposure to different types of investments, may enter into interest rate currency and mortgage swap agreements and may purchase and sell interest rate "caps," "floors," and "collars" for hedging purposes and not for speculation. Interest rate swaps are generally considered to be derivative transactions. In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount in return for payments equal to a fixed interest rate on the same amount for a specified period. Swaps involve the exchange between a Fund and another party of their respective rights to receive interest, e.g., an exchange of fixed-rate payments for floating-rate payments. For example, if a Fund holds an interest-paying security whose interest rate is reset once a year, it may swap the right to receive interest at this fixed-rate for the right to receive interest at a rate that is reset daily. Such a swap position would offset changes in the value of the underlying security because of subsequent changes in interest rates. This would protect a Fund from a decline in the value of the underlying security due to rising rates, but would also limit its ability to benefit from falling interest rates. A Fund will enter into interest rate swaps only on a net basis (i.e. the two payment streams will be netted out, with the Fund receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap, will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess, will be maintained in a segregated account by the Company's custodian bank.

         Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, a Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.





         A Fund will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its portfolio investments. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating-rate payments.

         A Fund will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these transactions are entered into for good faith hedging purposes, the Funds and the Investment Adviser believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's Custodian.

         In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

         Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on a Fund's performance. Swap agreements involve risks depending upon the other party's creditworthiness and ability to perform, as judged by the Investment Adviser as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

ASSET-BACKED SECURITIES AND RELATED RISKS

         All Funds except Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Small Cap Value Fund, Alleghany/Veredus Aggressive Growth Fund, Alleghany/Veredus SciTech Fund and Alleghany/Chicago Trust Money Market Fund may invest in asset-backed securities. Asset-backed securities are securities backed by installment contracts, credit card and other receivables, or other financial type assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets underlying securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments. An asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case for mortgage-backed securities. Falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security.

MORTGAGE-BACKED SECURITIES AND MORTGAGE PASS-THROUGH SECURITIES
AND RELATED RISKS

         All Funds except Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Small Cap Value Fund, Alleghany/Veredus Aggressive Growth Fund, Alleghany/Veredus SciTech Fund and Alleghany/Chicago Trust Money Market Fund may invest in mortgage-backed securities. The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) ("GNMA") is backed by GNMA and the full faith and credit of the U.S. Government. Also, securities issued by GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. Mortgage-backed securities issued by U.S. Government agencies or instrumentalities other than GNMA are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Bank are supported by the issuer's right to borrow from the U.S. Treasury; while others, such as those issued by the Federal National Mortgage Association ("FNMA"), are supported only by the credit of the issuer. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce returns. These Funds may agree to purchase or sell these securities with payment and delivery taking place at a future date.

         Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. These private mortgage-backed securities may be supported by U.S. Government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities have either fixed or adjustable interest rates. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

         Mortgage-backed securities have greater market volatility then other types of securities. In addition, because prepayments often occur at times when interest rates are low or are declining, the Funds may be unable to reinvest such funds in securities which offer comparable yields. The yields provided by these mortgage securities have historically exceeded the yields on other types of U.S. Government securities with comparable maturities in large measure due to the risks associated with prepayment features. (See "General Risks of Mortgage Securities" herein.)

         For Federal tax purposes other than diversification under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), mortgage-backed securities are not considered to be separate securities but rather "grantor trusts" conveying to the holder an individual interest in each of the mortgages constituting the pool.

         The mortgage securities which are issued or guaranteed by GNMA, Federal Home Loan Mortgage Corporation ("FHLMC"), or FNMA ("certificates") are called pass-through certificates because a pro-rata share of both regular interest and principal payments (less GNMA's, FHLMC's, or FNMA's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the certificate (i.e., the portfolio).

         Each of these Funds may also invest in pass-through certificates issued by non-governmental issuers. Pools of conventional residential mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurance and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's quality standards. The Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the Fund's quality standards.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"), REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"), MULTI-CLASS PASS-THROUGHS AND RELATED RISKS

         All Funds except Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/Veredus Aggressive Growth Fund, Alleghany/Veredus SciTech Fund and Alleghany/Chicago Trust Money Market Fund may also invest in certain debt obligations which are collateralized by mortgage loans or mortgage pass-through securities. These obligations are generally considered to be derivative securities. CMOs and REMICs are debt instruments issued by special-purpose entities which are secured by pools or mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on underlying collateral provides the funds to pay debt service on the CMO or REMIC or make scheduled distributions on the multi-class pass-through securities. CMOs, REMICs and multi-class pass-through securities (collectively, CMOs unless the context indicates otherwise) may be issued by
agencies   or   instrumentalities   of  the  U.S.   Government   or  by  private
organizations.

         In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified coupon rate or adjustable rate tranche (to be discussed in the next paragraph) and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO on a monthly, quarterly, or semi-annual basis. The principal and interest on the underlying mortgages may be allocated among several classes of a series of a CMO in many ways. In a common structure, payments of principal, including any principal prepayments, on the underlying mortgages are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full.

         One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index such as the London Interbank Offered Rate ("LIBOR"). These adjustable-rate tranches, known as "floating-rate CMOs," will be considered as adjustable-rate mortgage securities ("ARMs") by the Funds. Floating-rate CMOs may be backed by fixed-rate or adjustable-rate mortgages; to date, fixed-rate mortgages have been more commonly utilized for this purpose. Floating-rate CMOs are typically issued with lifetime "caps" on the coupon rate thereon. These "caps," similar to the "caps" on adjustable-rate mortgages, represent a ceiling beyond which the coupon rate on a floating-rate CMO may not be increased regardless of increases in the interest rate index to which the floating-rate CMO is geared.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages which collateralize the REMICs in which the Funds may invest include mortgages backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency.

         Yields on privately issued CMOs as described above have been historically higher than the yields on CMOs issued or guaranteed by U.S. Government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. Government. These Funds will not invest in subordinated privately issued CMOs.

         Resets - The interest rates paid on the ARMs and CMOs in which these Funds may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities; those derived from a calculated measure such as a cost of funds index; or a moving average of mortgage rates. Commonly utilized indices include: the one-year, three-year and five-year constant maturity Treasury rates; the three-month Treasury bill rate; the six-month Treasury bill rate; rates on longer-term Treasury securities; the 11th District Federal Home Loan Bank Cost of Funds; the National Median Cost of Funds; the one-month, three-month, six-month or one-year LIBOR; the prime rate of a specific bank; or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

         Caps and Floors - The underlying mortgages which collateralize the ARMs and CMOs in which these Funds may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

STRIPPED MORTGAGE SECURITIES AND RELATED RISKS

         All Funds except Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/Veredus Aggressive Growth Fund, Alleghany/Veredus SciTech Fund and Alleghany/Chicago Trust Money Market Fund may purchase participations in trusts that hold U.S. Treasury and agency securities and may also purchase zero coupon U.S. Treasury obligations, Treasury receipts and other stripped securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government obligations. These participations are issued at a discount to their face value and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Funds will only invest in government-backed mortgage securities. The Investment Adviser will consider liquidity needs of a Fund when any investment in zero coupon obligations is made. The stripped mortgage securities in which the Funds may invest will only be issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which the Funds invest.

         Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity of any such IOs held by a Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories-"Aaa" or "AAA" by Moody's or S&P, respectively.

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed; accordingly, certain of these securities may generally be illiquid. The Fund will treat stripped mortgage securities as illiquid securities except for those securities which are issued by U.S. Government agencies and instrumentalities and backed by fixed rate mortgages whose liquidity is monitored by the Investment Adviser, subject to the supervision of the Board of Trustees. The staff of the SEC has indicated that it views such securities as illiquid. Until further clarification of this matter is provided by the staff, a Fund's investment in stripped mortgage securities will be treated as illiquid and will, together with any other illiquid investments, not exceed 15% of such Fund's net assets.

OTHER MORTGAGE-BACKED SECURITIES

         All Funds except Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/Veredus Aggressive Growth Fund, Alleghany/Veredus SciTech Fund and Alleghany/Chicago Trust Money Market Fund may invest in other mortgage-backed securities. The Investment Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

GENERAL RISKS OF MORTGAGE SECURITIES

         The mortgage securities in which a Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage security rather than at maturity. As a result, the holder of the mortgage securities (i.e., the Fund) receives monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of securities as a means of "locking in" long-term interest rates.

         A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose a Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may decrease or limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may decline more than or may not appreciate as much as the price of non-callable debt securities. To the extent market interest rates increase beyond the applicable cap or maximum rate on a mortgage security, the market value of the mortgage security would likely decline to the same extent as a conventional fixed-rate security. The volatility of the security would likely increase, however, because the expected decline in prepayments would lead to longer effective maturity of the underlying mortgages.

         In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.

         With respect to pass-through mortgage pools issued by non-governmental issuers, there can be no assurance that the private insurers associated with such securities can meet their obligations under the policies. Although the market for such non-governmental issued or guaranteed mortgage securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The purchase of such securities is subject to each Fund's limit with respect to investment in illiquid securities.

FOREIGN SECURITIES

         All Funds except Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/Chicago Trust Municipal Bond Fund and Alleghany/Chicago Trust Money Market Fund may invest in foreign securities. For country allocations, a company is considered to be located in the country in which it is domiciled, in which it is primarily traded, from which it derives a significant portion of its revenues or in which a significant portion of its goods or services are produced.

         Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund may invest directly in foreign equity securities; U.S. dollar or foreign currency-denominated foreign corporate debt securities; foreign preferred securities; certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks; obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities; and securities represented by ADRs, EDRs or GDRs. ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States and also trade in public or private markets in other countries.

         Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund may invest in World Equity Benchmark Shares (WEBS) and Optimized Portfolios as Listed Securities (OPALS). These investments provide investors with access to global equity markets and are primarily used to facilitate asset allocation switches and to overcome difficulties in markets with structural peculiarities. WEBS are issued by Foreign Fund, Inc., an open-end investment company registered under the 1940 Act, in a number of country-specific series. Each series is a diversified, country-specific index portfolio designed to track a specific Morgan Stanley Capital International (MSCI) country index. WEBS are listed on the American Stock Exchange in U.S. dollars and the investment adviser is BZW Barclays Global Fund Advisors. Each series of OPALS is designed to track the performance of a given MSCI or local index. OPALS, which are securities offered through Morgan Stanley Capital, LLC., have a hybrid structure. They have debt characteristics (fixed redemption and semi-annual interest payments) but performance is equity driven. There are both industry-specific and country-specific OPALS. Globally, OPALS are available to gain exposure to developed and emerging markets. OPALS were established for qualifying U.S. investors and are not listed on any U.S. exchange. To qualify for purchase, U.S. investors must be (i) qualified institutional buyers (QIBs), (ii) qualified purchasers (QPs) and (iii) not subject to ERISA. QIB and QP status is generally conferred on those clients controlling over $100 million in assets.

         Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include: political, social or economic instability in the country of the issuer; the difficulty of predicting international trade patterns; the possibility of the imposition of exchange controls; expropriation; limits on removal of currency or other assets; nationalization of assets; foreign withholding and income taxation; and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The markets on which such securities trade may have less volume and liquidity and may be more volatile than securities markets in the U.S. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Confiscatory taxation or diplomatic developments could also affect investment in those countries.

         In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.

         For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in stock of foreign issuers, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The above Funds may also invest in EDRs, which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets.

         Certain ADRs and EDRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

         Alleghany/Blairlogie Emerging Markets Fund, and to a lesser extent Alleghany/Blairlogie International Developed Fund, may invest in the securities of countries considered to be developing markets. The risks of investing in foreign securities are particularly high when securities of issuers based in developing (or "emerging market") countries are involved. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; higher rates of inflation; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets.

Special Risks of Investing in Russian and Other Eastern European Securities

         Alleghany/Blairlogie Emerging Markets Fund may invest a portion of its assets in securities of issuers located in Russia and in other Eastern European countries. The political, legal and operational risks of investing in the securities of Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. Investment in
Eastern European countries may involve acute risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. Also, certain Eastern economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property in European countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property.

         In addition, governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of a Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such circumstances.

         Investments in securities of Russian issuers may involve a particularly high degree of risk and special considerations not typically associated with investing in U.S. and other more developed markets, many of which stem from Russia's continuing political and economic instability and the slow-paced development of its market economy. Investments in Russian securities should be considered highly speculative. Such risks and special considerations include:
(a) delays in settling portfolio transactions and the risk of loss arising out of Russia's system of share registration and custody (see below); (b) pervasiveness of corruption, insider trading, and crime in the Russian economic system; (c) difficulties associated in obtaining accurate market valuations of many Russian securities, based partly on the limited amount of publicly available information; (d) the general financial condition of Russian companies, which may involve particularly large amounts of inter-company debt; and (e) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws. Also, there is the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union, or the nationalization of privatized enterprises.

         A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or, in certain limited circumstances, by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. It is possible for a Fund to lose its registration through fraud, negligence or even mere oversight. While a Fund will strive to ensure that its interest continues to be appropriately recorded, which may involve a custodian or other agent inspecting the share register and obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.

              Also, although a Russian public enterprise with more than 3500 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, this regulation has not always been strictly enforced in practice. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. In addition, so-called "financial-industrial groups" have emerged in recent years that seek to deter outside investors from interfering in the management of companies they control. These practices may prevent a Fund from investing in the securities of certain Russian companies deemed suitable by the Fund's Investment Adviser. Further, this also could cause a delay in the sale of Russian securities held by a Fund if a potential purchases is deemed unsuitable, which may expose the Fund to potential loss on the investment.

                                                     FOREIGN CURRENCIES

         Many of the international equity securities in which Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund invest will be traded in foreign currencies. These Funds may engage in certain foreign currency transactions, such as forward foreign currency exchange contracts, to guard against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of particular foreign currencies. In addition, each Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures.





         A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts of the purpose of hedging against foreign exchange risks arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

         Each of these Funds may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that they do so, the Funds will be subject to the additional risk that the relative value of currencies will be different than anticipated by the particular Fund's Investment Adviser. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund will segregate assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board of Trustees in a segregated account to cover forward currency contracts entered into for non-hedging purposes. The Funds may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

MUNICIPAL SECURITIES

         Alleghany/Chicago Trust Municipal Bond Fund is expected to maintain a dollar-weighted average maturity of between three and ten years under normal market conditions. An assessment of a portfolio's dollar-weighted average maturity requires the consideration of a number of factors, including each bond's yield, coupon interest payments, final maturity, call and put features and prepayment exposure. The Fund's computation of its dollar-weighted average maturity is based upon estimated rather than known factors, and there can be no assurance that the anticipated average weighted maturity will be attained. In that regard, a change in interest rates generally will affect a portfolio's dollar-weighted average maturity.

OTHER INVESTMENTS

         The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.


                             INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations governing the investments of each Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

         Except as set forth under "INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS" and "OTHER INVESTMENT STRATEGIES" in the Prospectus, each Fund may not:

(1) As to 75% of the total assets of each Fund, with the exception of Alleghany/Veredus SciTech Fund, purchase the securities of any one issuer (other than securities issued by the U.S. Government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer;





(2) Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases;

(3) Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund's investment objectives and policies;

(4)      Make investments in securities for the purpose of exercising control;

(5) Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer;

(6) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin;

(7) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund's investment objectives and policies, (b) the lending of portfolio securities or (c) entry into repurchase agreements with banks or broker-dealers;

(8) Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of that Fund's total assets;

(9) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund, Alleghany/Veredus SciTech Fund which will have a concentration in the science and technology sector;

(10) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act;

(11) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the Prospectus;

(12) Invest more than 5% of its total assets in securities of companies less than three years old. Such three-year periods shall include the operation of any predecessor company or companies.







                              TRUSTEES AND OFFICERS

         Under Delaware law, the business and affairs of the Company are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Company is set forth in the following table.






                                              POSITION                        PRINCIPAL OCCUPATION(S)
            NAME               AGE          WITH COMPANY                        FOR PAST FIVE YEARS

Stuart D. Bilton*             53      Chairman, Board of        Mr. Bilton is Chief Executive Officer of The
171 North Clark Street                Trustees (Chief           Chicago Trust Company and President of Alleghany
Chicago, IL  60601                    Executive Officer)        Asset Management, Inc.  Previously, Mr. Bilton was
                                                                an Executive Vice President of Chicago Title and
                                                                Trust Company.  He is a Director of Alleghany
                                                                Asset Management Inc., Montag & Caldwell, Veredus
                                                                Asset Management Inc., Baldwin & Lyons, Inc. and
                                                                the Boys and Girls Clubs of Chicago.

Leonard F. Amari              58      Trustee                   Mr. Amari is a Partner at the law offices of
734 North Wells Street                                          Amari & Locallo, a practice confined exclusively
Chicago, IL  60610                                              to the real estate tax assessment process.

Dorothea C. Gilliam*          46      Trustee**                 Ms. Gilliam is Vice President of Investments of
171 North Clark Street                                          the Alleghany Corporation, the parent company of
Chicago, IL  60601                                              Alleghany Asset Management, Inc.  Previously, she
                                                                was an Assistant Vice President of Chicago Title
                                                                and Trust Company and a former Trustee of the
                                                                Company.  She is a chartered Financial Analyst and
                                                                a member of AIMR.  She is a Director of Armco Inc.

Robert A. Kushner             64      Trustee**                 Mr. Kushner was a Vice President, Secretary and
30 Vernon Drive                                                 General Counsel at Cyclops Industries, Inc. until
Pittsburgh, PA 15228                                            his retirement in April 1992.  He is currently a
                                                                Vice  President, Board Member and Chairman      of
                                                                Investment  Committee    and Co-Chairman   of
                                                                Strategic Planning Committee of Pittsburgh Dance Council.


Gregory T. Mutz               54      Trustee                   Mr. Mutz is President and CEO of The UICI
125 South Wacker Drive                                          Companies and Chairman of the Board of Excell
Suite 3100                                                      Global Services.  He is also Chairman of the Board
Chicago, IL  60606                                              of AMLI Residential Properties Trust (a NYSE
                                                                Multifamily REIT) and Chairman of the Board of AMLI
                                                                Commercial Properties Trust LP, both successor companies to
                                                                AMLI Realty Co., which he co-founded in 1980.

Robert B. Scherer             58      Trustee**                 Mr. Scherer is President of The Rockridge Group,
10010 Country Club Road                                         Ltd., which provides consulting services to the
Woodstock, IL  60098                                            title insurance industry.  Previously, he was a
                                                                Senior Vice  President - Strategy and Development
                                                                at Chicago Title and Trust Company prior to
                                                                October 1994.

Nathan Shapiro                64      Trustee                   Mr. Shapiro is the President of SF Investments,
1700 Ridge                                                      Inc., a broker/dealer and investment banking
Highland Park, IL  60035                                        firm.  He is President of New Horizons
                                                                Corporation,   a consulting firm, and Senior  Vice
                                                                President     of Pekin,    Singer and Shapiro,  an
                                                                investment advisory   firm. He is a Director
                                                                of   Baldwin   &   Lyons, Inc.

Denis Springer                54      Trustee**                 Mr. Springer is Senior Vice President and Chief
1673 Balmoral Lane                                              Financial Officer of Burlington Northern Santa Fe
Inverness, IL  60067                                            Corporation.

Kenneth C. Anderson           36      President                 Mr. Anderson is President of Alleghany Investment
171 North Clark Street                (Chief         Operating  Services, Inc. and a Senior Vice President of The
Chicago, IL  60601                    Officer)                  Chicago Trust Company and has been an officer
                                                                since 1993.  He is responsible for all business
                                                                activities regarding mutual funds.  Mr. Anderson
                                                                is a Certified Public Accountant.


                                              POSITION                        PRINCIPAL OCCUPATION(S)
            NAME               AGE          WITH COMPANY                        FOR PAST FIVE YEARS

Gerald F.  Dillenburg           33      Vice President,            Mr.  Dillenburg is a Vice President of The Chicago Trust Company
171 North Clark Street                  Secretary and Treasurer    and has been the  operations  manager and compliance officer
Chicago,  IL 60601                     (Chief  Financial  Officer  of all mutual funds since 1996. Previously, he was an audit and Compliance Officer)  manager with KPMG LLP. specializing in investment services, including mutual and trust funds, broker/dealers and investment
                                                                    Advisers.    Mr. Dillenburg  is a Certified Public Accountant.

Debra Reams                   36      Vice President            Ms.Reams is a Vice President of Montag &
1100    Atlanta    Financial                                    Caldwell, Inc. since 1996.  Previously, she was a
Center                                                          Portfolio Manager and Chief Investment Officer at
3343 Peachtree Road, NE                                         Randy Seckman & Associates, Inc., a financial
Atlanta, GA  30326-8151                                         advisory firm providing asset management primarily
                                                                to individual and small businesses.  She is a
                                                                Chartered Financial Analyst.

* These Trustees are considered "interested persons" of the Funds as defined under the 1940 Act.
**      These Trustees were elected on June 17, 1999.

         The Trustees of the Company who are not "interested persons" of the Funds receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. Effective January 1, 2000, the Trustees receive $3,500 for each Board Meeting attended and an annual retainer of $3,500. No officer or employee of The Chicago Trust Company ("Chicago Trust") or its affiliates receives any compensation from the Funds for acting as a Trustee of the Company. The officers of the Company receive no compensation directly from the Funds for performing the duties of their offices.

         The table below shows the total fees which were paid to each of the Trustees who are not "interested persons" during the fiscal year ended October 31, 1999.

                                Trustee                  Aggregate Fees
                                                       Paid by the Company

                          Leonard F. Amari                         $ 16,850
                          Robert A. Kushner                         $ 7,500
                          Gregory T. Mutz                          $ 16,850
                          Robert B. Scherer                         $ 7,500
                          Nathan Shapiro                           $ 16,850
                          Denis Springer                            $ 7,500

         As of May 31, 2000, the Trustees and officers of the Company as a group owned less than 1% of the outstanding shares of any class of each Fund, except for Stuart D. Bilton, who owned 7.21% of Alleghany/Chicago Trust Municipal Bond Fund.

         The Company, its investment advisers and principal underwriter have adopted a code of ethics (the "Code of Ethics") under Rule 17j-1 of the 1940 Act. The Code of Ethics permits personnel, subject to the Code of Ethics and its restrictive provisions, to invest in securities, including securities that may be purchased or held by the Corporation.

                         PRINCIPAL HOLDERS OF SECURITIES

         Listed below are the names and addresses of those shareholders who, as of May 31, 2000, owned of record or beneficially of 5% or more of the shares of the Funds. The shares held in the nominee names of Marshall & Ilsley Trust Co. are owned of record by Chicago Trust. Alleghany Corporation ("Alleghany") is the owner of Alleghany Asset Management, Inc. ("AAM"), which is the holding company of Chicago Trust and Montag & Caldwell, Inc. ("Montag & Caldwell") and currently holds a 40% interest in Veredus Asset Management LLC ("Veredus"), the Investment Advisers for the Funds. Blairlogie Capital Management ("Blairlogie"), an indirect subsidiary of Alleghany, is also an Investment Adviser. Shareholders who have the power to vote a large percentage of shares of a particular Fund can control the Fund and determine the outcome of a shareholder meeting.





                ALLEGHANY/MONTAG & CALDWELL GROWTH FUND - Class N

 ..................................... ...................................... ......................................
Shareholders                                        Addresses                          Percentage Owned
 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................

Charles Schwab & Co., Inc.            Special Custody Account for Customers                 27.09%
                                      Attn:  Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA  94104

 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................
Miter & Co.                           c/o M&I Trust Co./Outsourcing                         20.51%
                                      P.O. Box 2977
                                      Milwaukee, WI  53201-2977
 ..................................... ...................................... ......................................

                     MONTAG & CALDWELL GROWTH FUND - Class I

 ..................................... ...................................... ......................................
Shareholder                                         Addresses                          Percentage Owned
 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................

Miter & Co.                           c/o M&I Trust Co./Outsourcing                         11.94%
                                      P.O. Box 2977
                                      Milwaukee, WI 53201-2977

             ALLEGHANY/CHICAGO TRUST GROWTH & INCOME FUND - Class N

 ..................................... ...................................... ......................................
Shareholders                                        Addresses                          Percentage Owned
 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................

Miter & Co.                           c/o M&I Trust Co./Outsourcing                         74.67%
                                      P.O. Box 2977
                                      Milwaukee, WI 53201-2977

 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................
Charles Schwab & Co., Inc.            Special Custody Account for Customers                  7.14%
                                      Attn:  Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA 94104-4122
 ..................................... ...................................... ......................................

                       ALLEGHANY/CHICAGO TRUST TALON FUND

 ..................................... ...................................... ......................................
Shareholders                                        Addresses                          Percentage Owned
 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................

Miter & Co.                           c/o M&I Trust Co./Outsourcing                          8.44%
                                      Attn: Outsourcing
                                      P.O. Box 2977
                                      Milwaukee, WI 53201-2977

 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................
Pasquale V. Costa and Kathleen A.     Joint Tenancy                                          5.55%
Costa                                 413 Silver Hill Road
                                      Concord, MA  01742-5336
 ..................................... ...................................... ......................................

                  ALLEGHANY/CHICAGO TRUST SMALL CAP VALUE FUND

 ..................................... ...................................... ......................................
Shareholders                                        Addresses                          Percentage Owned
 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................

Miter & Co.                           c/o M&I Trust Co./Outsourcing                         78.34%
                                      P.O. Box 2977
                                      Milwaukee, WI 53201-2977

 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................
Charles Schwab & Co., Inc.            Special Custody Account for Customers                  8.18%
                                      Attn:  Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA 94104-4122

 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................
Davis & Company                       c/o Marshall & Ilsley Trust Co.                        7.20%
                                      c/o M&I Trust Co./Outsourcing
                                      P.O. Box 2977
                                      Milwaukee, WI 53201-2977
 ..................................... ...................................... ......................................






                    ALLEGHANY/VEREDUS AGGRESSIVE GROWTH FUND

 ..................................... ...................................... ......................................
Shareholders                                        Addresses                          Percentage Owned
 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................

Miter & Co.                           c/o M&I Trust Co./Outsourcing                         24.56%
                                      P.O. Box 2977
                                      Milwaukee, WI 53201-2977

 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................
Charles Schwab & Co., Inc.            Special Custody Account for Customers                 16.58%
                                      Attn:  Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA 94104-4122
 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................
Davis & Company                       c/o Marshall & Ilsley Trust Co.                        5.76%
                                      c/o M&I Trust Co./Outsourcing
                                      P.O. Box 2977
                                      Milwaukee, WI 53201-2977
 ..................................... ...................................... ......................................

                            ALLEGHANY/BLAIRLOGIE INTERNATIONAL DEVELOPED FUND - Class N

 ..................................... ...................................... ......................................
Shareholder                                         Addresses                          Percentage Owned
 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................

Miter & Co.                           c/o M&I Trust Co./Outsourcing                         51.14%
                                      P.O. Box 2977
                                      Milwaukee, WI 53201-2977
 ..................................... ...................................... ......................................
Davis & Company                       c/o Marshall & Ilsley Trust Co.                        5.90%
                                      c/o M&I Trust Co./Outsourcing
                                      P.O. Box 2977
                                      Milwaukee, WI 53201-2977
 ..................................... ...................................... ......................................

                            ALLEGHANY/BLAIRLOGIE INTERNATIONAL DEVELOPED FUND - Class I

 ..................................... ...................................... ......................................
Shareholders                                        Addresses                          Percentage Owned
 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................

Pacific Mutual Life Insurance Co.     Employees Retirement Plan Trust                       34.69%
                                      700 Newport Center Drive
                                      Newport Beach, CA  92660-6307

 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................
State Street Bank                     Trustee                                               24.37%
                                      AGL Retirement Plan
                                      200 Newport Avenue
                                      North Quincy, MA 02171

 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................
Charles Schwab & Co., Inc.            Attn: Mutual Funds Dept.                              14.18%
                                      101 Montgomery Street
                                      San Francisco, CA  94104-4122
 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................
California Race Track Association     P.O. Box 67                                            5.73%
                                      La Verne, CA 91750

 ..................................... ...................................... ......................................

              ALLEGHANY/BLAIRLOGIE EMERGING MARKETS FUND - Class N

 ..................................... ...................................... ......................................
Shareholders                                        Addresses                          Percentage Owned
 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................

Miter & Co.                           c/o M&I Trust Co./Outsourcing                         51.56%
                                      P.O. Box 2977
                                      Milwaukee, WI 53201-2977

 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................
Davis & Company                       c/o Marshall & Ilsley Trust Co.                       16.64%
                                      c/o M&I Trust Co./Outsourcing
                                      P.O. Box 2977
                                      Milwaukee, WI 53201-2977
 ..................................... ...................................... ......................................






              ALLEGHANY/BLAIRLOGIE EMERGING MARKETS FUND - Class I

 ..................................... ...................................... ......................................
Shareholders                                        Addresses                          Percentage Owned
 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................

 ..................................... ...................................... ......................................
Charles Schwab & Co., Inc.            Attn: Mutual Funds Dept.                              35.04%
                                      101 Montgomery Street
                                      San Francisco, CA  94104-4122

 ..................................... ...................................... ......................................
Pacific Mutual Life Insurance Co.     Employees Retirement Plan Trust                       32.40%
                                      700 Newport Center Drive
                                      Newport Beach, CA  92660-6307

 ..................................... ...................................... ......................................
Vincent  W.  Foglia  and  Patrica A.  514 Hillburn Lane                                      7.21%
Foglia JTWROS                         N. Barrington, IL  60010

 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................
California Race Track Association     P.O. Box 67                                            5.88%
                                      La Verne, CA 91750

 ..................................... ...................................... ......................................

               ALLEGHANY/MONTAG & CALDWELL BALANCED FUND - Class N

 ..................................... ...................................... ......................................
Shareholder                                         Addresses                          Percentage Owned
 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................

Miter & Co.                           c/o M&I Trust Co./Outsourcing                         58.09%
                                      P.O. Box 2977
                                      Milwaukee, WI 53201-2977

 ..................................... ...................................... ......................................

                    MONTAG & CALDWELL BALANCED FUND - Class I

 ..................................... ...................................... ......................................
Shareholders                                        Addresses                          Percentage Owned
 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................

Wells Fargo Bank                      FBP Pacificare  Health Systems 401(k)                 31.08%
                                      Plan
                                      P.O. Box 1533
                                      Minneapolis, MN   55480

 ..................................... ...................................... ......................................
Wilmington Trust Company              FBO PricewaterhouseCoopers                            12.89%
                                      c/o Mutual Funds
                                      P.O. Box 8972
                                      Wilmington, DE  19899
 ..................................... ...................................... ......................................
Wilbranch & Co.                       P.O. Box 2887                                          8.68%
                                      Wilson, NC 27894-2887

 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................
Miter & Co.                           c/o M&I Trust Co./Outsourcing                          7.10%
                                      P.O. Box 2977
                                      Milwaukee, WI 53202

 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................
American Express Trust Company        FBO American Express Trust                             6.97%
                                      Retirement Services Plans
                                      P.O. Box 534
                                      Minneapolis, MN 55440-0534

 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................
BNY Western Trust Company CUST        Columbia River Logscalers Pension                      5.72%
                                      Two Union Square, Suite 520
                                      601 Union Street
                                      Seattle, WA 98101-2341

 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................
Mercantile Safe Deposit & Trust CUST  FBO Calvert School                                     5.29%
                                      766 Old Hammonds Ferry Rd.
                                      Linthicum, MD 21090


                      ALLEGHANY/CHICAGO TRUST BALANCED FUND

 ..................................... ...................................... ......................................
Shareholders                                        Addresses                          Percentage Owned
 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................

Miter & Co.                           c/o M&I Trust Co./Outsourcing                         91.29%
                                      P.O. Box 2977
                                      Milwaukee, WI 53201-2977
 ..................................... ...................................... ......................................





                   ALLEGHANY/CHICAGO TRUST BOND FUND - Class N

 ..................................... ...................................... ......................................
Shareholders                                        Addresses                          Percentage Owned
 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................

Miter & Co.                           c/o M&I Trust Co./Outsourcing                         69.83%
                                      P.O. Box 2977
                                      Milwaukee, WI 53201-2977

 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................
Davis & Company                       c/o Marshall & Ilsley Trust Co.                       14.52%
                                      c/o M&I Trust Co./Outsourcing
                                      P.O. Box 2977
                                      Milwaukee, WI 53201-2977
 ..................................... ...................................... ......................................

                   ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND

 ..................................... ...................................... ......................................
Shareholders                                        Addresses                          Percentage Owned
 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................

Davis & Company                       c/o Marshall & Ilsley Trust Co.                       80.13%
                                      c/o M&I Trust Co./Outsourcing
                                      P.O. Box 2977
                                      Milwaukee, WI 53201-2977
 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................
Stuart D. Bilton and Bette E. Bilton  Joint Tenancy                                          7.21%
                                      72 Brinker Road
                                      Barrington, IL  60010-5135
 ..................................... ...................................... ......................................

                    ALLEGHANY/CHICAGO TRUST MONEY MARKET FUND

 ..................................... ...................................... ......................................
Shareholder                                         Addresses                          Percentage Owned
 ..................................... ...................................... ......................................
 ..................................... ...................................... ......................................

Davis & Company                       c/o Marshall & Ilsley Trust Co.                       86.72%
                                      c/o M&I Trust Co./Outsourcing
                                      P.O. Box 2977
                                      Milwaukee, WI 53201-2977
 ..................................... ...................................... ......................................


                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Agreements

         The advisory services provided by the Investment Adviser of each Fund and the fees received by it for such services are described in the Prospectus.

         The Investment Adviser for Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/Chicago Trust Bond Fund
- Class N and Alleghany/Chicago Trust Bond Fund - Class I has entered into Expense Limitation Agreements with the Company, effective January 1, 2000 (effective February 15, 2000 for Alleghany/Chicago Trust Bond Fund - Class N and Class I) whereby it has agreed to reimburse the Funds to the extent necessary to maintain total annual operating expenses at 1.30%, 1.40%, 0.74% and 0.49% of net assets, respectively.

         The Investment Advisers for Alleghany/Montag & Caldwell Growth Fund, Alleghany/Montag & Caldwell Balanced Fund and Alleghany/Chicago Trust Municipal Bond Fund may from time to time voluntarily waive a portion of their advisory fees with respect to the Funds and/or reimburse a portion of the Funds' expenses.

         The Investment Adviser for Alleghany/Veredus Aggressive Growth Fund and Alleghany/Veredus SciTech Fund has entered into Expense Limitation Agreements with the Company, effective January 1, 2000 and June 30, 2000, respectively, , whereby it has agreed to reimburse the Fund to the extent necessary to maintain total annual operating expenses at 1.40% and 1.50% of net assets, respectively.

         The investment advisory fees earned and waived by the Investment Advisers for each Fund, as well as expenses reimbursed, are set forth below.






Fiscal year ended October 31, 1999
                                                    Gross Advisory Fees      Waived Fees and      Net Advisory Fees
                       Fund                          Earned by Advisers    Reimbursed Expenses    After Fee Waivers

Alleghany/Montag & Caldwell Growth Fund               $   16,451,953        $           0          $  16,451,953
Alleghany/Chicago Trust Growth & Income Fund          $    3,230,163        $           0          $   3,230,163
Alleghany/Chicago Trust Talon Fund                    $      164,312        $      40,814          $     123,498
Alleghany/Chicago Trust Small Cap Value Fund*         $      358,830        $      52,755          $     306,075
Alleghany/Veredus Aggressive Growth Fund**            $      312,271        $      52,934          $     259,337
Alleghany/Montag & Caldwell Balanced Fund             $    1,585,840        $           0          $   1,585,840
Alleghany/Chicago Trust Balanced Fund                 $    1,861,258        $           0          $   1,861,258
Alleghany/Chicago Trust Bond Fund                     $      840,813        $     199,795          $     641,018
Alleghany/Chicago Trust Municipal Bond Fund           $       95,352        $     174,679          $           0
Alleghany/Chicago Trust Money Market Fund             $    1,215,190        $           0          $   1,215,190

*       Alleghany/Chicago Trust Small Cap Value Fund commenced operations on November 10, 1998.
**     Alleghany/Veredus Aggressive Growth Fund commenced operations on June 30, 1998.

Fiscal year ended October 31, 1998
                                                    Gross Advisory Fees      Waived Fees and     Net Advisory Fees
                      Fund                          Earned by Advisers     Reimbursed Expenses   After Fee Waivers

Alleghany/Montag & Caldwell Growth Fund              $    9,438,160         $         0            $   9,438,160
Alleghany/Chicago Trust Growth & Income Fund         $    2,312,832         $         0            $   2,312,832
Alleghany/Chicago Trust Talon Fund                   $      224,933         $    43,706            $     181,227
Alleghany/Montag & Caldwell Balanced Fund            $      971,351         $         0            $     971,351
Alleghany/Chicago Trust Balanced Fund                $    1,453,465         $         0            $   1,453,465
Alleghany/Chicago Trust Bond Fund                    $      740,845         $   217,546            $     523,299
Alleghany/Chicago Trust Municipal Bond Fund          $       78,556         $     138,689          $           0
Alleghany/Chicago Trust Money Market Fund            $    1,026,684         $     24,492*          $   1,002,192

* As of February 27, 1998, the  Investment  Adviser of  Alleghany/Chicago  Trust
Money Market Fund no longer waived fees or reimbursed expenses.

Fiscal year ended October 31, 1997
                                                  Gross Advisory Fees       Waived Fees and       Net Advisory Fees
                     Fund                         Earned by Advisers      Reimbursed Expenses     After Fee Waivers

Alleghany/Montag & Caldwell Growth Fund            $    3,800,124         $    41,428              $   3,758,696
Alleghany/Chicago Trust Growth & Income Fund       $    1,734,260         $   129,857              $   1,604,403
Alleghany/Chicago Trust Talon Fund                 $      182,742         $    85,596              $      97,146
Alleghany/Montag & Caldwell Balanced Fund          $      400,868         $    44,973              $     355,895
Alleghany/Chicago Trust Balanced Fund              $    1,228,508         $   102,203              $   1,126,305
Alleghany/Chicago Trust Bond Fund                  $      550,514         $   221,539              $     328,975
Alleghany/Chicago Trust Municipal Bond Fund        $       69,127         $    85,359              $           0
Alleghany/Chicago Trust Money Market Fund          $    1,004,607         $   142,332              $     862,275

         The Investment Adviser for Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund has entered into Expense Limitation Agreements with the Company, effective January 1, 2000, whereby it has agreed to reimburse the Funds to the extent necessary to maintain total annual operating expenses at 1.35% and 1.60% of net assets for Class N shares, respectively, and 1.10% and 1.35% of net assets for Class I shares, respectively.

Six Months Ended October 31, 1999
                                                    Gross Advisory Fees      Waived Fees and      Net Advisory Fees
                      Fund                          Earned by Advisers     Reimbursed Expenses    After Fee Waivers
Alleghany/Blairlogie International Developed           $  439,792             $   29,647              $  410,145
Fund***
Alleghany/Blairlogie Emerging Markets Fund***          $    78,010            $   43,536              $    34,474

Ten Months Ended April 30, 1999
                                                    Gross Advisory Fees      Waived Fees and      Net Advisory Fees
                      Fund                          Earned by Advisers     Reimbursed Expenses    After Fee Waivers
Alleghany/Blairlogie International Developed           $ 611,052                   $ 0                $ 611,052
Fund***
Alleghany/Blairlogie Emerging Markets Fund***          $ 151,716                   $ 0                $ 151,716






Year Ended June 30, 1998
                                                    Gross Advisory Fees      Waived Fees and      Net Advisory Fees
                      Fund                          Earned by Advisers     Reimbursed Expenses    After Fee Waivers
Alleghany/Blairlogie International Developed           $ 653,050                   $ 0                $ 653,050
Fund***
Alleghany/Blairlogie Emerging Markets Fund***          $ 349,026                   $ 0                $ 349,026

Year Ended June 30, 1997
                                                    Gross Advisory Fees      Waived Fees and      Net Advisory Fees
                      Fund                          Earned by Advisers     Reimbursed Expenses    After Fee Waivers
Alleghany/Blairlogie International Developed           $ 525,817                   $ 0                $ 525,817
Fund***
Alleghany/Blairlogie Emerging Markets Fund***          $ 568,277                   $ 0                $ 568,277

*** Blairlogie International Developed Fund and Blairlogie Emerging Markets Fund commenced operations on June 8, 1993 and June 1, 1993, respectively, as separate portfolios of PIMCO Funds. These Funds were reorganized as new portfolios of Alleghany Funds on April 30, 1999.

         Under the Investment Advisory Agreements, the Investment Adviser of each Fund is not liable for any error of judgment or mistake of law or for any loss suffered by the Company or a Fund in connection with the performance of the Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

         Each Investment Advisory Agreement is terminable with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Investment Adviser. An Investment Adviser may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to the Company. Each Investment Advisory Agreement terminates automatically in the event of its assignment.

         Under each Investment Advisory Agreement, the Fund pays the following expenses: (1) the fees and expenses of the Company's disinterested directors;
(2) the salaries and expenses of any of the Company's officers or employees who are not affiliated with the Investment Adviser; (3) interest expenses; (4) taxes and governmental fees; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums; (9) fees and expenses of the Company's Custodian, Administrator, Sub-Administrator and Transfer Agent and any related services; (10) expenses of obtaining quotations of the Funds' portfolio securities and of pricing the Funds' shares; (11)
expenses of maintaining the Company's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses; and (13) fees and expenses of membership in industry organizations.

         Chicago Title and Trust, 171 North Clark Street, Chicago, Illinois 60601, an Illinois chartered trust company, was previously a wholly-owned subsidiary of Alleghany. On June 18, 1998, Alleghany spun off Chicago Title and Trust to its shareholders as of that date. Chicago Title and Trust provided investment advisory services to certain Funds of the Company since their respective inception dates through October 30, 1995. As described more fully below, Chicago Trust, an Illinois corporation, assumed those responsibilities on October 30, 1995. Such Funds include: Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund, Alleghany/Chicago Trust Municipal Bond Fund and Alleghany/Chicago Trust Money Market Fund.

         Chicago Title and Trust formed AAM, a wholly-owned subsidiary, to act as a holding company for certain of its financial services entities. On October 30, 1995, Chicago Title and Trust transferred substantially all of its fiduciary business and investment operations to Chicago Trust, a wholly-owned subsidiary of AAM. As part of such transfer, Chicago Trust assumed all of Chicago Title and Trust's obligations and liabilities under its existing Investment Advisory Agreements. Chicago Title and Trust had entered into a Guaranty Agreement with the Company on behalf of each Fund for which it served as Investment Adviser, pursuant to which it guaranteed all the obligations and liabilities of Chicago Trust under such Agreements. Following approval of the Investment Advisory Agreements by the shareholders of the respective Funds on June 17, 1999, the Funds are no longer parties to such Guaranty Agreement, which was terminated on June 17, 1999 with respect to all Funds except for Alleghany/Chicago Trust Talon Fund for which the Guaranty Agreement remains in force. The investment management operations with respect to the Company remain unchanged, and those persons or groups responsible for the investment management of the applicable Funds of the Company continue to have such responsibility for Chicago Trust.

         Chicago Trust managed approximately $11.8 billion in assets as of December 31, 1999, consisting primarily of pension and profit sharing accounts, high net worth individuals, families and insurance companies. As part of the spin-off of Chicago Title and Trust described above, Chicago Trust, an Illinois corporation, became a direct wholly-owned subsidiary of AAM. AAM, located at Park Avenue Plaza, New York City, New York 10055, is engaged through its subsidiaries in the business of title insurance, reinsurance, other financial services and industrial minerals.

         As part of the corporate reorganization described above, Montag & Caldwell became an indirect wholly-owned subsidiary of AAM. Prior to October 30, 1995, Montag & Caldwell was a wholly-owned subsidiary of Chicago Title and Trust.

     AAM also holds a 40% interest in Veredus, with certain options over the next eight years to acquire up to a 70% interest.

     Blairlogie is registered as an investment adviser with the SEC in the United States and with the Investment Management Regulatory Organisation in the United Kingdom. Blairlogie Capital Management Ltd. (now known as Blairlogie Capital Management) commenced operations in 1992 and is an indirect subsidiary of Alleghany Corporation. The Administrator and Sub-Administrator

         As Administrator, Alleghany Investment Services Inc. ("AIS"), 171 North Clark Street, Chicago, Illinois 60601, provides certain administrative services to the Company pursuant to an Administration Agreement. PFPC Inc. (formerly, First Data Investor Services Group, Inc.), 101 Federal Street, Boston, Massachusetts 02110, provides certain administrative services for the Funds and AIS pursuant to a Sub-Administration Agreement.

         Under the Administration Agreement, the Administrator is responsible for: (1) coordinating with the Custodian and Transfer Agent and monitoring the services they provide to the Funds; (2) coordinating with and monitoring any other third parties furnishing services to the Funds; (3) providing the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervising the maintenance by third parties of such books and records of the Funds as may be required by applicable Federal or state law; (5) preparing or supervising the preparation by third parties of all Federal, state and local tax returns and reports of the Funds required by applicable law; (6) preparing and, after approval by the Funds, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (7) preparing and, after approval by the Company, arranging for the filing of such registration statements and other documents with the SEC and other Federal and state regulatory authorities as may be required by applicable law; (8) reviewing and submitting to the Officers of the Company for their approval invoices or other requests for payment of the Funds' expenses and instructing the Custodian to issue checks in payment thereof; and (9) taking such other action with respect to the Company or the Funds as may be necessary in the opinion of the Administrator to perform its duties under the Agreement.

         As compensation for services performed under the Administration Agreement, the Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Company. The Administrator also receives custody liaison fees as set forth in the table below.

         Administration Fees

      Percentage                   Average Daily Net Assets (Aggregate)

        0.06%                               Up to $2 billion
        0.05%               At least $2 billion but not more than $7 billion
        0.045%                               Over $7 billion

  Custody Liaison Fees

       Fee                      Average Daily Net Assets (Each Fund)

     $10,000                             Up to $100 million
     $15,000                At least $100 million but not more than $500 million
     $20,000                             Over $500 million






         The   following  are  the  total   administrative   fees  paid  to  the
Administrator for the three most recent fiscal years:

                                                                        Administrative Fees

Fund                                            FYE October 31, 1999   FYE October 31, 1998    FYE October 31, 1997
----                                            --------------------   --------------------    --------------------

                                                                                                FPSB     First Data
Alleghany/Montag & Caldwell Growth Fund               $1,357,663             $ 741,210        $  76,898  $  165,326
Alleghany/Chicago Trust Growth & Income Fund          $   254,852            $ 191,695        $  52,175  $   69,751
Alleghany/Chicago Trust Talon Fund                    $     13,011           $  18,106        $   5,005  $    6,670
Alleghany/Chicago Trust Small Cap Value Fund*         $     22,122              n/a              n/a         n/a
Alleghany/Veredus Aggressive Growth Fund*             $     18,568              n/a              n/a         n/a
Alleghany/Montag & Caldwell Balanced Fund             $   122,384            $  80,312        $   9,676  $   17,554
Alleghany/Chicago Trust Balanced Fund                 $   157,773            $ 131,063        $  38,136  $   47,246
Alleghany/Chicago Trust Bond Fund                     $     93,681           $  87,388        $  21,291  $   28,043
Alleghany/Chicago Trust Municipal Bond Fund           $    15,839            $  12,164        $   2,679  $    3,007
Alleghany/Chicago Trust  Money Market Fund            $  167,945             $ 148,930        $  56,421  $   65,373

* Alleghany/Chicago Trust Small Cap Value Fund commenced operations on November 10, 1998. Alleghany/Veredus Aggressive Growth Fund commenced operations on June 30, 1998.

                                                                         Administrative Fees
                                             Six Months Ended    Ten Months Ended      Year Ended      Year Ended
Fund                                         October 31, 1999     April 30, 1999     June 30, 1998    June 30, 1997
----                                         ----------------     --------------     -------------    -------------
Alleghany/Blairlogie International               $     40,755       $ 522,631             $555,314        $437,490
Developed Fund**
Alleghany/Blairlogie Emerging Markets            $     17,137       $  91,107             $208,654        $312,540
Fund**

** Blairlogie International Developed Fund and Blairlogie Emerging Markets Fund commenced operations on June 8, 1993 and June 1, 1993, respectively, as separate portfolios of PIMCO Funds. These Funds were reorganized as new portfolios of Alleghany Funds on April 30, 1999.

         Prior to June 1, 1997, FPS Broker Services, Inc. ("FPSB"), 3200 Horizon Drive, King of Prussia, Pennsylvania 19406, acted as an Underwriter of the Funds' shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and assisted in sales of shares pursuant to the Underwriting Agreement approved by the Company's Trustees. Pursuant to its Underwriter Compensation Agreement with the Company, FPSB was paid an annual underwriter fee of $2,500 for each Class N Shares Fund and $2,000 for each Class I Shares Fund ($22,000 per annum total for eight Class N Shares Funds and one Class I Shares Fund) and certain other registration and transaction fees.

     Effective June 1, 1997, First Data Distributors, Inc. replaced FPS Broker Services, Inc. as principal underwriter and distributor of the Funds' shares. First Data Distributors, Inc. was located at 4400 Computer Drive, Westborough, Massachusetts 01581.

         On December 1, 1999, PFPC Trust Company, a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of PNC Bank Corp., acquired all of the outstanding shares of First Data Investor Services Group, Inc., the Funds' sub-administrator and transfer agent. As a result, First Data Investor Services Group, Inc. changed its name to PFPC Inc. and continues to be located at 4400 Computer Drive, Westborough, Massachusetts 01581.

     Effective December 1, 1999, Provident Distributors, Inc. replaced First Data Distributors, Inc. as principal underwriter and distributor of the Funds' shares. Provident Distributors, Inc. is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

Distribution Plan

         The Board of Trustees of the Company has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which permits the Class N shares of each Fund, with the exception of Alleghany/Chicago Trust Money Market Fund, to pay certain expenses associated with the distribution of its shares. Under the Plan, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of a Fund's average daily net assets. To the Company's knowledge, no interested person of the Company, nor any of its Trustees who are not "interested persons," has a direct or indirect financial interest in the operation of the Plan. The Company anticipates that each Fund will benefit from additional shareholders and assets as a result of implementation of the Plan. Amounts spent on behalf of each Fund pursuant to such Plan during the fiscal year ended October 31, 1999, are set forth below.






                                                                           12b-1 Plan Expenses

                                                                 Distribution    Compensation to     Compensation to
                      Fund                           Printing      Services       Broker Dealers     Sales Personnel

Alleghany/Montag & Caldwell Growth Fund              $  40,712     $  87,784      $ 2,295,890         $  34,710
Alleghany/Chicago Trust Growth & Income Fund         $   6,806     $  33,594      $   269,621         $  23,984
Alleghany/Chicago Trust Talon Fund                   $     632     $   2,758      $     8,866         $   1,612
Alleghany/Chicago Trust Small Cap Value Fund*        $     970     $   2,466      $    26,138         $     279
Alleghany/Veredus Aggressive Growth Fund*            $     803     $   1,971      $    23,818         $     338
Alleghany/Blairlogie International Developed         $      79     $      45      $     2,453         $       0
Fund**
Alleghany/Blairlogie Emerging Markets Fund**         $      19     $      11      $       401         $      12
Alleghany/Montag & Caldwell Balanced Fund            $   4,681     $  12,687      $   181,713         $  14,175
Alleghany/Chicago Trust Balanced Fund                $   7,967     $  20,037      $   157,209         $  10,927
Alleghany/Chicago Trust Bond Fund                    $   4,865     $  13,307      $   128,266         $   9,656
Alleghany/Chicago Trust Municipal Bond Fund          $     427     $   1,883      $     6,103         $     364

                      Fund                               Marketing          Service Providers            Total

Alleghany/Montag & Caldwell Growth Fund                   $  748,516             $  63,445            $ 3,271,008
Alleghany/Chicago Trust Growth & Income Fund              $  773,528             $ 107,572            $ 1,215,104
Alleghany/Chicago Trust Talon Fund                        $   42,020             $     452            $    56,340
Alleghany/Chicago Trust Small Cap Value Fund*             $   56,325             $   1,579            $    87,758
Alleghany/Veredus Aggressive Growth Fund*                 $   41,163             $     470            $    68,564
Alleghany/Blairlogie International Developed              $    5,032             $      71            $     7,680
Fund**
Alleghany/Blairlogie Emerging Markets Fund**              $    1,449             $       0            $     1,892
Alleghany/Montag & Caldwell Balanced Fund                 $  145,342             $  16,366            $   374,964
Alleghany/Chicago Trust Balanced Fund                     $  465,231             $  72,717            $   734,088
Alleghany/Chicago Trust Bond Fund                         $  339,660             $  34,406            $   530,157
Alleghany/Chicago Trust Municipal Bond Fund               $   49,551             $       0            $    58,327

* Alleghany/Chicago Trust Small Cap Value Fund commenced operations on November 10, 1998. Alleghany/Veredus Aggressive Growth Fund commenced operations on June 30, 1998.
** Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund joined Alleghany Funds on April 30, 1999.


                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

         The Investment Adviser or Sub-Adviser is responsible for decisions to buy and sell securities for the Funds, for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. In placing trades for a Fund, the Investment Adviser or Sub-Adviser will follow the Company's policy of seeking best execution of orders. Securities traded in the over-the-counter market are generally traded on a net basis. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options.

         The Company will attempt to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board of Trustees of the Company, a Fund may pay a broker-dealer a commission for effecting a portfolio transaction for a Fund in excess of the amount of commission another broker-dealer would have charged if Chicago Trust, Montag & Caldwell, Veredus or Blairlogie, as appropriate, determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that  particular  transaction or such firm's  overall  responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition. Subject to the foregoing considerations, preference may be given in executing portfolio transactions for a Fund to brokers which have sold shares of that Fund.

         The Investment Adviser or Sub-Adviser effects portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through whom the Funds effect securities transactions may be used by the Investment Adviser or Sub-Adviser, as the case may be, in servicing all of their respective accounts; not all such services may be used in connection with the Funds. The Investment Adviser and Sub-Adviser will attempt to equitably allocate portfolio transactions among the Funds and others whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the Investment Adviser or Sub-Adviser, however, the results of such procedures will, on the whole, be in the best interest of each of the clients.

         Amounts spent on behalf of each Fund for brokerage commissions during each of the last three fiscal years are set forth below.

                                                                          Brokerage Commissions

                      Fund                         FYE October 31, 1999   FYE October 31, 1998    FYE October 31, 1997
                      ----                         --------------------   --------------------    --------------------

Alleghany/Montag & Caldwell Growth Fund                  $   1,716,450        $ 1,379,506              $   537,610
Alleghany/Chicago Trust Growth & Income Fund             $   256,176          $   243,509              $   130,947
Alleghany/Chicago Trust Talon Fund                       $       94,685       $    69,511              $    55,212**
Alleghany/Chicago Trust Small Cap Value Fund*            $     285,009             n/a                    n/a
Alleghany/Veredus Aggressive Growth Fund*                $    52,394               n/a                    n/a
Alleghany/Montag & Caldwell Balanced Fund                $   103,697          $   102,195              $    34,393
Alleghany/Chicago Trust Balanced Fund                    $    80,255          $    86,435              $    58,087
Alleghany/Chicago Trust Bond Fund                           n/a                    n/a                    n/a
Alleghany/Chicago Trust Municipal Bond Fund                 n/a                    n/a                    n/a
Alleghany/Chicago Trust Money Market Fund                   n/a                    n/a                    n/a

* Alleghany/Chicago Trust Small Cap Value Fund commenced operations on November 10, 1998. Alleghany/Veredus Aggressive Growth Fund commenced operations on June 30, 1998.
** Of this amount, $1,300 was paid to Talon Securities, Inc. ("TSI"), an affiliate of Talon, the Fund's Sub-Adviser. The amount paid to TSI represents: (a) 0.20% of the aggregate brokerage commissions received by TSI from all clients during the fiscal year ended October 31, 1997; and (b) 2.35% of the total commissions paid by Alleghany/Chicago Trust Talon Fund to all brokers through whom trades were placed during the Fund's fiscal year ended October 31, 1997.






                                                                Brokerage Commissions
               Fund**                 Six Months Ended    Ten Months Ended       Year Ended        Year Ended
               ------                        -                   -
                                      October 31, 1999     April 30, 1999       June 30, 1998     June 30, 1997
                                      ----------------     --------------       -------------     -------------
Alleghany/Blairlogie International         $ 206,859         $   261,870          $   326,193        $   498,041
Developed Fund
Alleghany/Blairlogie Emerging              $  62,783         $  92,726            $ 238,241          $ 591,312
Markets Fund

** Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund joined Alleghany Funds on April 30, 1999.

Portfolio Turnover

         The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of units and by requirements which enable the Funds to receive favorable tax treatment. In any event, portfolio turnover is generally not expected to exceed 100% in the Funds, except for Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/Veredus Aggressive Growth Fund and Alleghany/Veredus SciTech Fund, in which it is not expected to exceed 200%. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial capital gains and involves correspondingly greater transaction costs. To the extent that net capital gains are realized, distributions derived from such gains are treated as ordinary income for Federal income tax purposes.

         The portfolio turnover rates for the Funds for their most recent fiscal periods may be found under "FINANCIAL HIGHLIGHTS" in the Prospectus.






                                 NET ASSET VALUE

         The net asset value per share of each Fund is computed as of the close of regular trading on the NYSE on each day the NYSE is open for trading. The NYSE is closed on New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of each Fund listed or traded on a stock exchange are valued at the latest sale price. If no sale price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.

         Bonds are valued through prices obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

         The securities held in the portfolio of Alleghany/Chicago Trust Money Market Fund, and the debt securities with maturities of sixty days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any premium or accretion of discount, unless de minimis, regardless of the impact of fluctuating interest rates on the market value of the instrument.

         Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. The calculation of the net asset value of each Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, under the Company's procedures, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to the Company or its agents after the time that net asset value is calculated on any Business Day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Investment Adviser and approved in good faith by the Board of Trustees.


                                    DIVIDENDS

         Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the exdividend date (the "ex-date") at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to taxes.

         Dividends paid by Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Growth & Income Fund, Montag & Caldwell Balanced Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Blairlogie Emerging Markets Fund, Alleghany/Blairlogie International Developed Fund and Alleghany/Chicago Trust Bond Fund with respect to Class I shares are calculated in the same manner and at the same time. Both Class N and Class I shares of a Fund will share proportionately in the investment income and general expenses of the Fund, except that the per share dividends of Class N shares will differ from the per share dividends of Class I shares as a result of class-specific expenses.





                                      TAXES

         Each Fund intends to qualify or to continue to qualify each year as a regulated investment company under the Code.

         In order to so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) derive less than 30% of its gross income from gains from the sale or other disposition of securities or certain futures and options thereon held for less than three months ("short-short gains"); (iii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iv) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, U.S. Government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

         To the extent that a Fund qualifies for treatment as a regulated investment company, it will not be subject to Federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax. For a distribution to qualify as such with respect to a calendar year under the foregoing rules, it must be declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

         When a Fund writes a call or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's accounts as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for Federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

         The amount of any realized gain or loss on closing out options on certain stock indices will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for Federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Certain options, futures contracts and options on futures contracts utilized by the Funds are "Section 1256 contracts." Any gains or losses on
Section 1256 contracts held by a Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

         Shareholders will be subject to Federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Funds. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net capital gains (the excess of net capital gains over net short-term capital losses), if any, will be taxable to shareholders as 28% rate gains or 20% rate gains, without regard to how long a shareholder has held shares of a Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends paid by a Fund may qualify in part for the 70% dividends-received deduction for corporations, provided however, that those shares have been held for at least 45 days.

         The Funds will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of 28% rate gains and 20% rate gains and the portion of its dividends which qualify for the 70% deduction.

Passive Foreign Investment Companies

         Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund may invest in the stock of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to stockholders.

         In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to a U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include its share of the PFIC's income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules discussed above relating to the taxation of excess distributions would not apply. In addition, another election may be available that would involve marking to market a Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

         Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

Foreign Currency Transactions

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liability denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

                                                     Foreign Taxation

         Income received by Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce of eliminate such taxes. In addition, the Investment Adviser intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, shareholders must hold their shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the electing Fund's income will flow through to shareholders of the Company. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

         Dividends and distributions also may be subject to state and local taxes. Shareowners are urged to consult their tax advisers regarding specific questions as to Federal, state and local taxes.

         The foregoing discussion relates solely to U.S. Federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

                             PERFORMANCE INFORMATION

In General

         From time to time, the Company may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Company may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, the Company may include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.

         From time to time, the yield and total return of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

Total Return Calculations

         Total return is defined as the change in value of an investment in a Fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced a Fund's cumulative total return over the same period if the Fund's performance had remained constant throughout.

         The Funds that compute their average annual total returns do so by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:
                                            1
Average Annual Total Return =       (ERV)   n    - 1
                                     ---
                                      P

Where:                     ERV      =       ending  redeemable  value  at  the  end of the  period  covered  by the computation of a hypothetical $1,000 payment made at the beginning of the period
                           P        =       hypothetical initial payment of $1,000
                           n        =       period covered by the computation, expressed in terms of years
                           T        =       average annual total return

         The Funds that compute their aggregate total returns over a specified period do so by determining the aggregate compounded rate of return during such specified period that likewise equates over a specified period the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Annual Total Return =     ERV    - 1
                                    ---
                                      P

Where:                     ERV      =       ending  redeemable  value  at  the  end of the  period  covered  by the computation of a hypothetical $1,000 payment made at the beginning of the period
                           P        =       hypothetical initial payment of $1,000

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Such calculations are not necessarily indicative of future results and do not take into account Federal, state and local taxes that shareholders must pay on a current basis.

         Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in the Funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.






         The average annual total returns for the Funds that quote such performance were as follows for the periods shown:

                                                                      One Year Ended         From Fund Inception
                            Series                                       10/31/99              through 10/31/99

Alleghany/Montag & Caldwell Growth Fund - Class N                            29.34%                  28.48%
Montag & Caldwell Growth Fund - Class I                                      29.78%                  27.67%
Alleghany/Chicago Trust Growth & Income Fund                                 27.71%                  22.71%
Alleghany/Chicago Trust Talon Fund                                            2.32%                  13.18%
Alleghany/Chicago Trust Small Cap Value Fund                                  n/a                    n/a
Alleghany/Veredus Aggressive Growth Fund                                     92.92%                  46.29%
Alleghany/Blairlogie International Developed Fund - Class N                  16.66%                  10.84%
Alleghany/Blairlogie International Developed Fund - Class I                  17.12%                  10.62%
Alleghany/Blairlogie Emerging Markets Fund - Class N                         32.68%                 (7.54)%
Alleghany/Blairlogie Emerging Markets Fund - Class I                         33.07%                   2.89%
Alleghany/Montag & Caldwell Balanced Fund- Class N                           17.83%                  20.10%
Montag & Caldwell Balanced Fund - Class I                                     n/a                    n/a
Alleghany/Chicago Trust Balanced Fund                                        17.26%                  18.04%
Alleghany/Chicago Trust Bond Fund                                             1.02%                   5.78%
Alleghany/Chicago Trust Municipal Bond Fund                                 (1.77)%                   3.40%

Yield and Tax-Equivalent Yield

         Yield refers to net income generated by an investment over a particular period of time, which is annualized (assumed to have been generated for one year) and expressed as an annual percentage rate. Effective yield is yield assuming that all distributions are reinvested. Effective yield will be slightly higher than the yield because of the compounding effect of the assumed investment. Yield for Alleghany/Chicago Trust Money Market Fund over a seven-day period is called current yield. For Alleghany/Chicago Trust Bond Fund and Alleghany/Chicago Trust Municipal Bond Fund, yield is calculated by dividing the net investment income per share earned during a 30-day period by the maximum offering price per share on the last day of the period and annualizing the result.

Yield of Alleghany/Chicago Trust Money Market Fund

         The yield of this Fund for a seven-day period (the "base period") will be computed by determining the net change in value (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in shares of the Fund at the same rate as net income is earned for the base period.

              The yield and effective yield of Alleghany/Chicago Trust Money Market Fund will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes, the current and effective yields should be compared to current and effective yields offered by competing financial institutions for the same base period and calculated by the methods described above. For the seven-day period ended October 31, 1999, Alleghany/Chicago Trust Money Market Fund had a yield of 4.97% and an effective yield of 5.10%.

Yields of Alleghany/Chicago Trust Bond Fund and
     Alleghany/Chicago Trust Municipal Bond Fund

         The yield of each of these Funds is calculated by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements.






         This calculation can be expressed as follows:

         YIELD = 2 [(a - b + 1) 6 - 1]
                      cd

Where:                     a        =       dividends and interest earned during the period
                           b        =       expenses accrued for the period (net of reimbursements)
                           c        =       the average daily number of shares  outstanding  during the period that were entitled to receive dividends
                           d        =       maximum offering price per share on the last day of the period


         For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by that Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

         Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable "d" in the formula).

         Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original discount (market premium), the yield to maturity is based on the market value.

         With respect to mortgage- or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay-downs"): (i) gain or loss attributable to actual monthly pay-downs are accounted for as an increase or decrease to interest income during the period; and (ii) each Fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or
(b) not to amortize discount or premium on the remaining security.

         For the 30-day period ended October 31, 1999, Alleghany/Chicago Trust Bond Fund had a yield of 6.56%.

         For the 30-day period ended October 31, 1999, Alleghany/Chicago Trust Municipal Bond Fund had a yield of 4.77%.

Tax-Equivalent Yield of Alleghany/Chicago Trust Municipal Bond Fund

         The "tax-equivalent yield" of Alleghany/Chicago Trust Municipal Bond Fund is computed by (a) dividing the portion of the yield (calculated as above) that is exempt from Federal income tax by one minus a stated Federal income tax rate and (b) adding to that figure to that portion, if any, of the yield that is not exempt from Federal income tax.

         The tax-equivalent yield of this Fund reflects the taxable yield that an investor at the stated marginal Federal income tax rate would have to receive to equal the primarily tax-exempt yield from Alleghany/Chicago Trust Municipal Bond Fund. Before investing in this Fund, you may want to determine which investment - tax free or taxable - will result in a higher after-tax yield. To do this, divided the yield on the tax-free investment by the decimal determined by subtracting from one the highest Federal tax rate you pay. For example, if the tax-free yield is 5% and your maximum tax bracket is 36%, the computation is:

5%  Tax-Free  Yield / (1.00 - 0.36 Tax Rate) =  5%/0.64  = 7.81% Tax  Equivalent
Yield

         In this example, your after-tax return would be higher from the 5% tax-free investment if available taxable yields are below 7.81%. Conversely, the taxable investment would provide a higher yield when taxable yields exceed 7.81%.

         For the 30-day period ended October 31, 1999, Alleghany/Chicago Trust Municipal Bond Fund had a tax-equivalent yield of 7.45% based on the tax-free yield of 4.77% shown above, and assuming a shareholder is at the 36% Federal income tax rate.


                                OTHER INFORMATION

         Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information forms a part. Each such statement is qualified in all respects by such reference.

Description of Shares

         Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Currently, there is only one class of shares issued by the Funds of the Company, except for Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Blairlogie International Developed Fund, Alleghany/Blairlogie Emerging Markets Fund, Montag & Caldwell Balanced Fund and Alleghany/Chicago Trust Bond Fund. These Funds offers two classes of shares: Class N shares and Class I shares. Since each class has different expenses, i.e., Class I shares do not pay a distribution plan fee, performance will vary and it is anticipated that the Class N dividends will be lower than the Class I dividends. Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights except that Class I shares of Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Blairlogie International Developed Fund, Alleghany/Blairlogie Emerging Markets Fund, Montag & Caldwell Balanced Fund and Alleghany/Chicago Trust Bond Fund have no rights with respect to that Fund's distribution plan. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights. Information about Class I shares is available by calling the Fund at 800 992-8151.

         Class I shares of Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Blairlogie International Developed Fund, Alleghany/Blairlogie Emerging Markets Fund, Montag & Caldwell Balanced Fund and Alleghany/Chicago Trust Bond Fund may be purchased directly from the Funds at the net asset value next determined after receipt of the order in proper form. The minimum initial investment is $5 million for Montag & Caldwell Growth Fund and Alleghany/Chicago Trust Growth & Income Fund, $2 million for Alleghany/Chicago Trust Bond Fund and $1 million for Montag & Caldwell Balanced Fund, Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund. There is no minimum subsequent investment. For purposes of the investment minimum, the balances of Fund accounts of clients of a financial consultant may be aggregated in determining whether the minimum investment has been met. This aggregation may also be applied to the accounts of immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws). In addition, the aggregation may be applied to the related accounts of a corporation or other legal entity. The Funds may waive the minimum initial investment by obtaining a letter of intent, evidencing an investor's intention of meeting the minimum initial investment in a specified period of time as continually reviewed and approved by the Board. The minimum investment is waived for Trustees of the Trust and employees of the Investment Adviser and its affiliates. There is no sales load or charge in connection with the purchase of shares. The Company reserves the right to reject any purchase order and to suspend the offering of shares of the Funds. The Funds also reserve the right to change the initial and subsequent investment minimums.

Voting Rights

         Each issued and outstanding full and fractional share of a Fund is entitled to one full and fractional vote in the Fund. Shares of a Fund participate equally in regard to dividends, distributions and liquidations with respect to that Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareholders have equal non-cumulative voting rights. Class N shares have exclusive voting rights with respect to the distribution plan. On any matter submitted to a vote of shareholders, shares of each Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one Fund, in which case the shareholders of all such Funds shall be entitled to vote thereon.

Shareholder Meetings

         The Trustees of the Company do not intend to hold annual meetings of shareholders of the Funds. The Trustees have undertaken to the SEC, however, that they will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareholders of the Funds. In addition, subject to certain conditions, shareholders of the Funds may apply to the Company to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

Certain Provisions of Trust Instrument

         Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Company or a Fund contain a statement that such obligation may only be enforced against the assets of the Company or Fund and provides for indemnification out of Company or Fund property of any shareholder nevertheless held personally liable for Company or Fund obligations.

Expenses

         Expenses attributable to the Company, but not to a particular Fund, will be allocated to each Fund on the basis of relative net assets. Similarly, expenses attributable to a particular Fund, but not to a particular class thereof, will be allocated to each class on the basis of relative net assets. General Company expenses may include but are not limited to: insurance premiums, Trustee fees, expenses of maintaining the Company's legal existence, and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees, brokerage commissions, registration of Fund shares with the SEC, notification fees to the various state securities commissions, fees of the Funds' Custodian, Administrator, Sub-Administrator and Transfer Agent or other "service providers", costs of obtaining quotations of portfolio securities and pricing of Fund shares.

         Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining shareholder approval of such plan or any amendment thereto) will be borne solely by shareholders of such class or classes. Other expense allocations which may differ between classes, or which are determined by the Trustees to be class specific, may include but are not limited to: printing and postage expenses related to preparing and distributing required documents such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class, SEC registration fees and state "blue sky" fees incurred by a specific class, litigation or other legal expenses relating to a specific class, expenses incurred as a result of issues relating to a specific class and different transfer agency fees attributable to a specific class.

         Notwithstanding the foregoing, the Investment Advisers or other service provider may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.






Custodians

              Bankers Trust Company ("Bankers Trust"), 16 Wall Street, New York, New York 10005 serves as Custodian of the Company's assets, pursuant to a Custodian Agreement, for the following Funds: Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/Veredus Aggressive Growth Fund, Alleghany/Veredus SciTech Fund, Alleghany/Montag & Caldwell Balanced Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund, Alleghany/Chicago Trust Municipal Bond Fund and Alleghany/Chicago Trust Money Market Fund.

              State Street Bank and Trust Company ("State Street"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105 serves as Custodian of the Company's assets, pursuant to a Custodian Agreement, for Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund.

         Under such Agreements, Bankers Trust and State Street each: (i) maintains a separate account or accounts in the name of each Fund, (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund's securities and (v) makes periodic reports to the Board of Trustees concerning each Fund's operations.

Transfer Agent

     PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 serves as Transfer Agent for the Company.

Certified Public Accountants

         KPMG LLP, 303 E. Wacker Drive, Chicago, Illinois is the Company's independent certified public accountants.

Reports to Shareholders

         Shareholders will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent certified public accountants. Inquiries regarding a Fund may be directed to the Investment Adviser or the Administrator at 800 992-8151.


                              FINANCIAL STATEMENTS

         The Company's Financial Statements for the year ended October 31, 1999, including the report of KPMG LLP, independent certified public accountants, are incorporated by reference to the Company's Annual Report as filed with the Securities and Exchange Commission on December 30, 1999. The Company's Annual Report is available upon request and without charge. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings.







                                                             A-1
                                   APPENDIX A

                                  Debt Ratings


Moody's Investors Service, Inc. describes classifications of corporate bonds as follows:

"Aaa" - These bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"AA" - These bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as highgrade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A" - These bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa" - These bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba" - These bonds are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

"B" - These bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

"Caa" - These bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

"Ca" - These bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

"C" - These bonds are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's may modify a rating of "Aa", "A" or "Baa" by adding numerical modifiers 1, 2, 3 to show relative standing within these categories.






                                                             A-2
Standard & Poor's Corporation describes classifications of corporate and municipal debt as follows:

"AAA" - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

"AA" - These bonds also qualify as high-quality debt obligations. Their capacity to pay interest and repay principal is very strong and differs from the "AAA" issues only in small degree.

"A" - These bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

"BBB" - These bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in the higher rated categories.


"BB","B",   "CCC",   "CC",   or  "C"  -  These  bonds  are  regarded  as  having
     predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating. Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. The rating "CC" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" rating. The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating.


"CI"     - This rating is reserved for income bonds on which no interest is being paid.

"D"      - Debt is in default and payment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.












                            PART C: OTHER INFORMATION

Item 23.      Exhibits.

              (a) Trust Instrument dated September 10, 1993 is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement as filed via EDGAR on April 16, 1996.

              (b)     By-Laws are  incorporated by reference to Exhibit No. 2 of
                      Post-Effective   Amendment  No.  7  to  the   Registration
                      Statement filed via EDGAR on February 22, 1996.

              (c)     Not applicable.

              (d) Investment Advisory Agreements for CT&T Growth & Income Fund, CT&T Intermediate Fixed Income Fund, CT&T Intermediate Municipal Bond Fund and CT&T Money Market Fund with Chicago Title and Trust Company, each dated November 30, 1993 are incorporated by reference to Exhibit No. 5(a) of Post-Effective Amendment No. 7 to the Registration Statement as filed via EDGAR on February 22, 1996.

                      Investment Advisory Agreements for CT&T Talon Fund with Chicago Title and Trust Company, and Montag & Caldwell Growth Fund and Montag & Caldwell Balanced Fund with Montag & Caldwell, Inc., each dated August 27, 1994 are incorporated by reference to Exhibit No. 5(a) of Post-Effective Amendment No. 7 to the Registration Statement as filed via EDGAR on February 22, 1996.

                      Investment Advisory Agreement for CT&T Balanced Fund (formerly known as "CT&T Asset Allocation Fund") with Chicago Title and Trust Company, dated March 15, 1995 is incorporated by reference to Exhibit No. 5(a) of Post-Effective Amendment No. 7 to the Registration Statement as filed via EDGAR on February 22, 1996.

                      Amendments to Investment Advisory Agreements for each Series, each dated December 21, 1995, reflecting name changes of Series and Advisor are incorporated by reference to Exhibit No. 5(a) of Post-Effective Amendment No. 7 to the Registration Statement as filed via EDGAR on February 22, 1996.

                      Amendments to Investment Advisory Agreements for Montag & Caldwell Growth Fund and Montag & Caldwell Balanced Fund, each dated December 21, 1995 are incorporated by reference to Exhibit No. 5(a) of Post-Effective Amendment No. 8 to the Registration Statement as filed via EDGAR on April 16, 1996.

                      Investment Advisory Agreement for Alleghany/Chicago Trust Small Cap Value Fund with Chicago Title and Trust Company dated September 17, 1998 is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 15 to the Registration Statement as filed via EDGAR on March 1, 1999.

                      Investment Advisory Agreement for Alleghany/Veredus Aggressive Growth Fund with Veredus Asset Management LLC, dated September 17, 1998 is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 15 to the Registration Statement as filed via EDGAR on March 1, 1999.

                      Investment Advisory Agreement for Alleghany/Blairlogie Emerging Markets Fund with Blairlogie Capital Management, dated September 17, 1998 is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 15 to the Registration Statement as filed via EDGAR on March 1, 1999.

                      Investment Advisory Agreement for Alleghany/Blairlogie International Developed Fund with Blairlogie Capital Management, dated September 17, 1998 is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 15 to the Registration Statement as filed via EDGAR on March 1, 1999.

Amended and Restated  Sub-Investment Advisory Agreement for CT&T Talon Fund with
     Talon Asset Management, Inc., dated December 21, 1995 is incorporated by reference to Exhibit No. 5(b) of Post-Effective Amendment No. 9 to the Registration Statement as filed via EDGAR on February 27, 1997.

                      Investment Advisory Assignment dated October 30, 1995, between and among Chicago Title and Trust Company, The Chicago Trust Company and CT&T Funds is incorporated by reference to Exhibit No. 5(d) of Post-Effective Amendment No. 7 to the Registration Statement as filed via EDGAR on February 22, 1996.


                      Investment   Advisory   Agreement  for   Alleghany/Veredus
                      SciTech Fund with Veredus Asset Management LLC is filed herewith.


              (e) Distribution Agreement between Alleghany Funds and Provident Distributors, Inc., dated September 16, 1999 is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 19 to the Registration Statement as filed via EDGAR on February 15, 2000.


                      Amendment No. 1 to the Distribution Agreement is filed
                         herewith.


              (f)     Not Applicable.

              (g) Custodian Agreement between Bankers Trust Company and CT&T Funds, dated June 1, 1997 is incorporated by reference to Exhibit No. 8(a) of Post-Effective Amendment No. 10 to the Registration Statement as filed via EDGAR on February 27, 1998.

              (g)(1) Amendment No. 1 to the Custodian Agreement
                         is filed herewith.





              (h)(1) Transfer Agency Services Agreement between Alleghany Funds and PFPC, Inc., dated April 1, 2000, is filed herewith.

              (h)(2)  Amendment No. 1 to the Transfer Agency Services Agreement
                         is filed herewith.


                      Administration Agreement between Alleghany Funds and Alleghany Investment Services Inc., dated June 17, 1999, is incorporated by reference to Exhibit (h) of
                      Post-Effective Amendment No. 17 to the Registration Statement as filed via EDGAR on June 28, 1999.


              (h)(3)  Amendment No. 1 to the Administration Agreement is filed herewith.



              (h)(4)  Sub-Administration and Accounting Services Agreement
                         between Alleghany Investment Services Inc.
                      and PFPC Inc., dated April 1, 2000, is filed herewith.

              (h)(5)  Amendment No. 1 to the Sub-Administration and Accounting
                         Services Agreement is filed herewith.


                      Amended and Restated Guaranty Agreement dated December 23, 1996, between Chicago Title and Trust Company and CT&T Funds is incorporated by reference to Exhibit (c) of Post-Effective Amendment No. 10 to the Registration Statement as filed via EDGAR on February 27, 1998.

                      Master Services Agreement dated October 30, 1995, between Chicago Title and Trust Company and certain of its subsidiaries is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 7 to the Registration Statement as filed via EDGAR on February 22, 1996.

              (i)     Opinion of Counsel is filed herewith.

              (j)     Not applicable.

              (k)     Not applicable.

              (l)     Not applicable.

              (m) Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1, dated June 1, 1997 as amended on September 17, 1998, is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 15 to the Registration Statement as filed via EDGAR on March 1, 1999.

                      Amended Schedule A to the Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 21 to the Registration Statement as filed via EDGAR on April 14, 2000.

              (n)     Not applicable.

              (o) Amended Multiple Class Plan pursuant to Rule 18f-3, dated March 18, 1999, is incorporated by reference to Exhibit
                      (m) of Post-Effective Amendment No. 16 to the Registration Statement as filed via EDGAR on April 30, 1999.

                      Amended Multiple Class Plan pursuant to Rule 18f-3, dated June 17, 1999, is incorporated by reference to Exhibit (o) of Post-Effective Amendment No. 17 to the Registration Statement as filed via EDGAR on June 28, 1999.

                      Schedule A of Amended Multiple Class Plan pursuant to Rule 18f-3, dated June 17, 1999, as amended December 16, 1999, is incorporated by reference to Exhibit (o) of
                      Post-Effective Amendment No. 19 to the Registration Statement as filed via EDGAR on February 15, 2000.

              (p)     Codes  of   Ethics  of   Registrant   and   Advisers   are
                      incorporated by reference to Exhibit (p) to the Registration Statement as filed via EDGAR on April 14, 2000.
 .
Item 24.      Persons Controlled by or Under Common Control with Registrant.

              None.

Item 25.      Indemnification.

              Section 10.2 of the Registrant's Trust Instrument provides as follows:

              10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

              The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

              Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, enforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

              Section 10.3 of the Registrant's Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section
              10.3 states as follows:

              10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

              In  addition,   the  Registrant  currently  has  a  trustees'  and
              officers' liability policy covering certain types of errors and omissions.

Item 26.      Business and Other Connections of Advisers and Sub-Adviser.

              The Chicago Trust Company conducts a general financial services business in four areas. The institutional investment management group manages equity and fixed income institutional assets in excess of $6.0 billion, primarily in employee benefit plans, foundation accounts and insurance company accounts. The employee benefits services group offers profit sharing plans, matching savings plans, money purchase pensions and consulting services, and has become one of the leading providers of 401(k) salary deferral plans to mid-sized companies. The personal trust and investment services group provides investment management and trust and estate planning primarily for accounts in the $500,000 to $10 million range. The real estate trust services group provides the means whereby real estate can be conveyed to a trustee while reserving to the beneficiaries the full management and control of the property. This group also facilitates tax-deferred exchanges of income-producing real property.

              Montag & Caldwell, Inc.'s ("Montag & Caldwell") sole business is managing assets primarily for employee benefit, endowment, charitable, and other institutional clients, as well as high net worth individuals.

              At Talon Asset Management ("Talon"), Mr. Terry Diamond is Chairman and a Director, Mr. Alan R. Wilson is President and a Director, and Barbara Rumminger, Secretary, are also, respectively, Chairman and a Director, President and a Director, and Secretary of Talon Securities, Inc., One North Franklin Street, Chicago, Illinois, a registered broker dealer. Mr. Diamond is also a director of Amli Realty Company, 125 South Wacker Drive, Chicago Illinois, a private real estate investment company.

              Alleghany Asset Management holds a 40% minority interest in Veredus Asset Management LLC ("Veredus"), with certain options over the next eight years to acquire up to a 70% interest.

              Blairlogie Capital Management ("Blairlogie") is an indirect, wholly-owned subsidiary of Alleghany Corporation.

              The directors and officers of the Trust's Investment Advisers and Sub-Investment Adviser are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         THE CHICAGO TRUST COMPANY

                    -------------------- ---------------- ----------------------------------------------------------
                    NAME                 TITLE/           OTHER BUSINESS
                                         POSITION
                    -------------------- ---------------- ----------------------------------------------------------
                    -------------------- ---------------- ----------------------------------------------------------
                    Stuart                                D.   Bilton   Director
                                                          President,   Alleghany
                                                          Asset      Management,
                                                          Inc.;   President  and
                                                          Chief        Executive
                                                          Officer,  The  Chicago
                                                          Trust  Co.;  Director,
                                                          Veredus          Asset
                                                          Management       LLC.;
                                                          Director,   Montag   &
                                                          Caldwell, Inc.

                    -------------------- ---------------- ----------------------------------------------------------
                    -------------------- ---------------- ----------------------------------------------------------
                    Edward                                S.   Bottum   Director
                                                          Managing     Director,
                                                          Chase Franklin  Corp.;
                                                          Director,    Alleghany
                                                          Asset      Management,
                                                          Inc.;        Corporate
                                                          Director,     Kellwood
                                                          Corp.;       Chairman,
                                                          Learning      Insights
                                                          L.L.C.;       Trustee,
                                                          Pacific    Innovations
                                                          Funds;       Director,
                                                          PetMed    Express.com,
                                                          Inc.;         Trustee,
                                                          Underwriters
                                                          Laboratories,    Inc.;
                                                          Senior        Advisor,
                                                          American International
                                                          Group.

                    -------------------- ---------------- ----------------------------------------------------------
                    -------------------- ---------------- ----------------------------------------------------------
                    Ronald E. Canakaris  Director         Director, Alleghany Asset Management, Inc.; Director,
                                                          Montag & Caldwell, Inc.

                    -------------------- ---------------- ----------------------------------------------------------
                    -------------------- ---------------- ----------------------------------------------------------
                    David B. Cuming      Director         Senior Vice President and Chief Financial Officer,
                                                          Alleghany Corp.; Director, Alleghany Asset Management,
                                                          Inc.; Director, Montag & Caldwell, Inc.

                    -------------------- ---------------- ----------------------------------------------------------
                    -------------------- ---------------- ----------------------------------------------------------
                    Robert                                M.    Hart    Director
                                                          Senior Vice President,
                                                          General   Counsel  and
                                                          Secretary,   Alleghany
                                                          Corp.;       Director,
                                                          Alleghany  Properties,
                                                          Inc.;        Director,
                                                          Sacramento  Properties
                                                          Holdings,        Inc.;
                                                          Director,    Alleghany
                                                          Asset      Management,
                                                          Inc.; Director, Venton
                                                          Underwriting  Agencies
                                                          Ltd.

                    -------------------- ---------------- ----------------------------------------------------------







                    -------------------- ---------------- ----------------------------------------------------------
                    Jefferson W. Kirby   Director         Vice President, Alleghany Corp.; Director, Alleghany
                                                          Asset Management, Inc.; Director, Connecticut Surety
                                                          Corp.; Director, Covenant Insurance Group; Director,
                                                          Eldorado Bancshares, Inc.; Director, Sentius Corp.;
                                                          Board Member, The F.M. Kirby Foundation, Inc.; Board
                                                          Member, Lafayette College; Board Member, The National
                                                          Football Foundation; Board Member, The Peck School;
                                                          Director, Veredus Asset Management LLC.

                    -------------------- ---------------- ----------------------------------------------------------
                    -------------------- ---------------- ----------------------------------------------------------
                    Solon                                 P. Patterson  Director
                                                          Director,    Alleghany
                                                          Asset      Management,
                                                          Inc.;   Director   and
                                                          Chairman,  Montag  and
                                                          Caldwell,        Inc.;
                                                          Director,  The Georgia
                                                          Chamber  of  Commerce;
                                                          Board     Member    of
                                                          Governors    of    the
                                                          Investment     Counsel
                                                          Association         of
                                                          America.

                    -------------------- ---------------- ----------------------------------------------------------
                    -------------------- ---------------- ----------------------------------------------------------
                    Robert E. Riley      Director         President and Chief Executive Officer, Joseph P. Kennedy
                                                          Enterprises, Inc.; Director, John F. Kennedy Library
                                                          Foundation; Director, Alleghany Asset Management, Inc.;
                                                          Associate Trustee, Holy Cross College; Overseer, Beth
                                                          Israel Deaconess Medical Center; Overseer, Tufts Medical
                                                          School.

                    -------------------- ---------------- ----------------------------------------------------------
                    -------------------- ---------------- ----------------------------------------------------------
                    Richard P. Toft      Director         Director and Chairman, Chicago Title Corp.; Director,
                                                          Chairman and Chief Executive Officer, Alleghany Asset
                                                          Management, Inc.; Director, Peoples Energy Corp.
                    -------------------- ---------------- ----------------------------------------------------------


                    ------------------------------------------------------------------------------------------------
                    The Chicago Trust Company Elected Officers

                    ------------------------------------------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Hubert A. Adams                     Senior Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Kenneth C. Anderson                 Senior Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Mark D. Berman                      Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Stuart D. Bilton                    Director / President & Chief Executive Officer
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Mary Cunningham-Watson              Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Gerald F. Dillenburg                Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Richard S. Drake                    Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Jonathan J. Dunlap                  Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Frederick W. Engimann               Senior Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Patricia A. Falkowski               Senior Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Joan M. Giardina                    Senior Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Kathleen M. Jackson                 Senior Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Daniel R. Joyce                     Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Michael J. Lambert                  Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    David E. Llewellyn                  Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Thomas J. Marthaler                 Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Roger A. Meier                      Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Mark A. Metz                        Senior Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Bernard F. Myszkowski               Senior Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Seymour A. Newman                   Senior Vice President, Treasurer and Chief Financial
                                     Officer
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    David L. Nyberg                     Secretary, Assistant Trust Counsel
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    William J. Pappas                   Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Lois A. Pasquale                    Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    B. Wyckliffe Pattishall, Jr.        Executive Vice President & Chief Operating Officer
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Jeanne D. Reder                     Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Alan B. Shidler                     Senior Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Carla V. Straeten                   Senior Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Robert F. Stuark                    Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    George W. Vander Vennett            Senior Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Barbara E. Weber                    Vice President & Director of Human Resources
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Naomi B. Weitzel                    Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Angela L.  Williams                 Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Terry L. Zirkle                     Senior Vice President
                    ----------------------------------- ------------------------------------------------------------


         MONTAG & CALDWELL, INC.

                  Montag & Caldwell is a registered investment adviser providing investment management services to the Registrant.

                  The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Montag & Caldwell during the past two years is incorporated by reference to Form ADV filed by Montag & Caldwell pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15398).

                    ----------------------------------- ------------------------------------------------------------
                    Jane M. Angolia                     Assistant Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Sandra M. Barker                    Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Stuart D. Bilton                    Director
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Janet B. Bunch                      Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Debra Bunde Comsudes                Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Ronald E. Canakaris                 President, Chief Executive Officer, Chief Investment
                                                        Officer and Director
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Elizabeth C. Chester                Senior Vice President and Secretary
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    David B. Cuming                     Director
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Jane R. Davenport                   Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    James L. Deming                     Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Helen M. Donahue                    Assistant Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Marcia C. Dubs                      Assistant Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Brion D. Friedman                   Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Charles Jefferson Hagood            Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Richard W. Haining                  Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Mark C. Hayes                       Assistant Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Lana M. Jordan                      Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Rebecca M. Keister                  Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Charles E. Markwalter               Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Grover C. Maxwell, III              Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Michael A. Nadal                    Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Solon P. Patterson                  Chairman of the Board
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Carla T. Phillips                   Assistant Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    David F. Seng                       Director
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Brian W. Stahl                      Vice President and Treasurer
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    M. Scott Thompson                   Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Debbie J. Thomas                    Assistant Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    David L. Watson                     Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    William A. Vogel                    Senior Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Homer W. Whitman, Jr.               Senior Vice President
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    John S. Whitney, III                Vice President
                    ----------------------------------- ------------------------------------------------------------


         VEREDUS ASSET MANAGEMENT LLC

                  Veredus  is  a   registered   investment   adviser   providing
                  investment management services to the Registrant.

                  The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Veredus during the past two years is incorporated by reference to Form ADV filed by Veredus pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-55565).

                    ----------------------------------- ------------------------------------------------------------
                    Stuart D. Bilton                    Director
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    James R. Jenkins                    Director, Vice President and Chief Operating Officer
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Jefferson W. Kirby                  Director
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Charles P. McCurdy, Jr.             Director; Executive Vice President and Portfolio Manager
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    Charles F. Mercer, Jr.              Vice President and Director of Research
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    John S. Poole                       Vice President of Business Development
                    ----------------------------------- ------------------------------------------------------------
                    ----------------------------------- ------------------------------------------------------------
                    B. Anthony Weber                    Director, President and Chief Investment Officer
                    ----------------------------------- ------------------------------------------------------------

         BLAIRLOGIE CAPITAL MANAGEMENT

                  Blairlogie  is  a  registered   investment  adviser  providing
                  investment management services to the Registrant.

                  The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Blairlogie during the past two years is incorporated by reference to Form ADV filed by Blairlogie pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48185).

                  Gavin Dobson                        Chief Executive Officer
                  James Smith                         Chief Investment Officer

         TALON ASSET MANAGEMENT, INC.

                  Talon is a registered investment adviser providing investment management services to the Registrant.

                  The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Talon during the past two years is incorporated by reference to Form ADV filed by Talon pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-2175).

                   Terry D. Diamond                    Chairman and Director
                   Sophia A. Erskine                   Corporate Secretary
                   Bernard H. Kailin                   Vice President
                   Barbara L. Rumminger                Secretary
                   Alan R. Wilson                      President and Director


Item 27.      Principal Underwriters.

              (a) Provident  Distributors,  Inc.  (the  "Distributor")  acts  as distributor for Alleghany Funds pursuant to a distribution agreement dated December 1, 1999. The Distributor act as principal underwriter for the following investment companies as of 6/1/00: International Dollar Reserve Fund I, Ltd., Provident Institutional Funds Trust, Pacific Innovations Trust, Columbia Common Stock Fund, Inc., Columbia Growth Fund, Inc., Columbia International Stock Fund, Inc., Columbia
                  Special Fund, Inc., Columbia Small Cap Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia U.S. Government Securities Fund, Inc., Columbia Fixed Income Securities Fund, Inc., Columbia Municipal Bond Fund, Inc., Columbia High Yield Fund, Inc., Columbia National Municipal Bond Fund, Inc., GAMNA Series Funds, Inc., WT Investment Trust, Kalmar Pooled Investment Trust, The RBB Fund, Inc., Robertson Stephens Investment Trust, HT Insight Funds, Inc., Harris Insight Funds Trust, Hilliard-Lyons Government Fund, Inc., Hilliard-Lyons Growth Fund, Inc., Hilliard-Lyons Research Trust, Senbanc Fund, ABN AMRO Funds, BT Insurance Funds Trust, Alleghany Funds, First Choice Funds Trust, LKCM Funds, The Galaxy Fund, The Galaxy VIP Fund, Galaxy Fund II, IBJ Funds Trust, Panorama Trust, Undiscovered Managers Fund, New Covenant Funds, Forward Funds, Inc., Northern Institutional Funds, Light Index Funds, Inc. Weiss Peck & Greer Funds Trust, Weiss Peck & Greer International Fund, WPG Growth Fund, WPG Growth & Income Fund, WPG Tudor Fund, RWB/WPG U..S. Large Stock Fund, Tomorrow Funds Retirement Trust, The Govett Funds, Inc., IAA Trust Growth Fund, Inc., IAA Trust Asset Allocation Fund, Inc., IAA Trust Tax Exempt Bond Fund, Inc., IAA Trust Taxable Fixed Income Series Fund, Inc., Matthews International Funds, MCM Funds, Metropolitan West Funds, Smith Breeden Series Fund, Smith Breeden Trust, Stratton Growth Fund, Inc., Stratton Monthly Dividend REIT Shares, Inc., The Stratton Funds, Inc., Trainer, Wortham First Mutual Funds and The BlackRock Funds, Inc. (Distributed by BlackRock Distributors, Inc. a wholly owned subsidiary of Provident Distributors, Inc.), Northern Funds Trust (Distributed by Northern Funds Distributors, LLC. a wholly owned subsidiary of Provident Distributors, Inc.) and The Offit Variable Insurance Fund, Inc. (Distributed by Offit Funds Distributor, Inc. a wholly owned subsidiary of Provident Distributors, Inc. Provident Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Provident Distributors, Inc. is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

              (b) The  information  required by this Item 27(b) with  respect to each director, officer or partner of Provident Distributors, Inc. ("PDI") is incorporated by reference to Schedule A of Form BD filed by PDI with the SEC pursuant to the Securities Act of 1934 (File No. 8-46564). No director, officer or partner of PDI holds a position or office with the Registrant.

              (c) Not Applicable.

Item 28.      Location of Accounts and Records.

              All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained by the Fund's Investment Advisers as listed below, except for those maintained by each Fund's Custodian, Bankers Trust Company, 16 Wall Street, New York, New York 10005 and State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, MO 64105, and the Fund's Sub-Administrator and Transfer, Redemption, Dividend Disbursing and Accounting Agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581.

                            The Chicago Trust Company
                             171 North Clark Street
                                Chicago, IL 60601

                             Montag & Caldwell, Inc.
                            3343 Peachtree Road, N.E.
                                Atlanta, GA 30326

                          Veredus Asset Management LLC
                                1 Paragon Center
                         6060 Dutchmans Lane, Suite 320
                              Louisville, KY 40205

                          Blairlogie Capital Management
                          4th Floor, 125 Princes Street
                           Edinburgh EH2 4AD, Scotland

                          Talon Asset Management, Inc.
                               One North Franklin
                                Chicago, IL 60606

Item 29.      Management Services.

              Not Applicable.

Item 30.      Undertakings.

              Not Applicable.





                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Chicago, the State of Illinois on the 15th day of June, 2000.

                                        ALLEGHANY FUNDS

                                        By:      KENNETH C. ANDERSON
                                                 Kenneth C. Anderson, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Alleghany Funds has been signed below by the following persons in his or her capacity on the 15th day of June, 2000.

Signature                                   Capacity

/s/ STUART D. BILTON                Chairman, Board of Trustees                 6/15/00
Stuart D. Bilton

/s/ NATHAN SHAPIRO                  Trustee                                     6/15/00
Nathan Shapiro

/s/ GREGORY T. MUTZ                 Trustee                                     6/15/00
Gregory T. Mutz

/s/ LEONARD F. AMARI                Trustee                                     6/15/00
Leonard F. Amari

/s/ DOROTHEA C. GILLIAM             Trustee                                     6/15/00
Dorothea C. Gilliam

/s/ ROBERT A. KUSHNER               Trustee                                     6/15/00
Robert A. Kushner

/s/ ROBERT B. SCHERER               Trustee                                     6/15/00
Robert B. Scherer

/s/ DENIS SPRINGER                  Trustee                                     6/15/00
Denis Springer

/s/ KENNETH C. ANDERSON             President                                   6/15/00
Kenneth C. Anderson                         (Principal Executive Officer)

/s/ GERALD F. DILLENBURG            Secretary, Treasurer and Vice               6/15/00
Gerald F. Dillenburg                        President (Principal Accounting
                                            & Financial Officer)





                                  EXHIBIT INDEX


                  EXHIBIT NO.               DESCRIPTION



                  (d)                       Investment Advisory Agreement

                  (e)                       Amendment No. 1 to the Distribution Agreement
			(g)(1)			  Amendment No. 1 to the Custodian Agreement

                  (h)(1)                    Transfer Agency Services Agreement dated April 1, 2000

                  (h)(2)                    Amendment No. 1 to the Transfer Agency Services Agreement

                  (h)(3)                    Amendment No. 1 to the Administration Agreement

                  (h)(4)                    Sub-Administration and Accounting Services Agreement dated April 1,
                                            2000

                  (h)(5)                    Amendment No. 1 to the Sub-Administration and Accounting Services
                                            Agreement

                  (i)                       Opinion of Counsel

